UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 03/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2017

Fund Adviser:

Pekin Singer Strauss Asset Management, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

Toll Free (800) 470-1029

www.appleseedfund.com

April 27, 2017

Dear Shareholders,

“The more troublous the times,

the worse does a laissez-faire system work.”

– John Maynard Keynes

National Liberal Club lecture (December 1923)

Although John Maynard Keynes, arguably the most famous economist in the history of the world, died more than 70 years ago, he likely would have something thought provoking to say about the state of the economy if he were alive today. Coming of age during the early years of the 20th century, Keynes was trained as a classical economist; he learned that taxes should be low, regulatory interference should be minimal, and economic growth for trading nations could only be maximized under a regime of free trade. In his early years as an economist, Keynes considered anyone who opposed free trade as unfit to be an economist.

Keynes embraced classical economics and free trade until the British economy became mired in a severe recession during the years between World War I and World War II. As economic circumstances in Great Britain deteriorated, Keynes threw his free trade views out the window and chose to vigorously support Great Britain’s efforts to raise tariffs and devalue the sterling against the dollar. After the 30% sterling devaluation, which occurred in September 1931, Great Britain’s economy started to grow again and gradually began to emerge from its own Great Depression.

Keynes believed that Great Britain’s economic ills and lack of industrial competitiveness were largely driven by the British sterling’s high fixed exchange rate relative to gold (at a time when the world monetary system was on the gold standard). Today, the world’s monetary system is no longer on a fixed gold standard; instead, the global monetary system relies on a fiat dollar standard. Nevertheless, we believe Keynes would diagnose current economic problems in the United States to be at least partly related to a currency (the U.S. dollar), which, for reasons we will discuss, similarly has an exchange rate value which is simply too high for many U.S. producers to be competitive.

www.appleseedfund.com	1	(800) 470-1029

While acknowledging the importance of international trade for the long-term health of the global economy, we will not be making a principled argument for free trade in this letter, for two reasons. First, in an era where the price of stocks, interest rates, and currencies are managed by central banks and where countries are governed with vastly different standards with regard to environmental regulation and human rights, “free trade” simply cannot exist. Second, as investors, our job is not to describe what should be in an ideal world, but, rather, to understand what is (and what will likely be) and to position Appleseed Fund accordingly.

Ushered into office by a constituency that has suffered from the demise of manufacturing jobs over the past several decades, the Trump administration has begun discussing a wide range of protectionist initiatives, from increased tariffs to border adjustment taxes to revisions with regard to existing trade agreements such as NAFTA. However, none of these protectionist measures will materially improve the trade deficit as long as the dollar remains the world’s reserve currency and as long as foreign countries continue to generate large levels of excess savings that are invested in U.S. Treasuries.

In this letter, we explore the connection between the balance of payments and structural trade imbalances, some of the ways these structural imbalances might be corrected, and what the investment implications of a structural adjustment might be for the economy and for investors. We believe the United States and/or its trading partners are likely to eventually establish a new framework to govern money and trade that would result in more balanced trade relationships and a lower exchange rate for the dollar, and we are working to position the Appleseed Fund portfolio accordingly.

www.appleseedfund.com	2	(800) 470-1029

Balance of Payments

To better understand the dynamics of trade deficits, it is essential to understand an important accounting identity that comes from the following two balance of payments equations:1

Current Account + Capital Account = 0

Current Account = Net National Savings

These equations are helpful in our understanding of the connection between a) trade, through the current account, b) capital flows, through the capital account, and c) the net national savings rate. For example, if the United States has a current account deficit because it imports more goods and services than it exports, it also means that the U.S. net national savings rate is negative and that net capital flows into the United States are positive; U.S. capital inflows finance the investments that the inadequate U.S. savings level cannot fund domestically. Conversely, if another country like China has a current account surplus, its net national savings rate is positive and China’s excess national savings will be invested in assets from other countries like the United States (e.g., U.S. Treasuries, Canadian real estate, African farmland). Adding up the accounts of all countries across the world, exports should match imports, capital inflows should match capital outflows, and world savings should net to zero.

Many people assume the best way to address a current account deficit, or trade deficit, is to erect trade barriers, and that is certainly one way to do it. However, other backdoor methods to improve a country’s balance of trade can also be used. For example, a country could choose to implement policies that increase the national savings rate or make decisions which force capital flows to reverse. A country could also choose to devalue its currency to

[1]	The “Current Account” is an economic term that equals exports minus imports with some minor adjustments related to net investment income and net transfers. In this letter, we will be using terms such as “Trade Deficit” and “Current Account Deficit” interchangeably, because exports minus imports is the primary driver of the Current Account. The “Capital Account” is equal to U.S. purchases of foreign assets minus foreign purchases of U.S. assets, including foreign official (central bank) purchases of U.S. assets such as U.S. Treasuries. “Net National Savings” is equal to National Savings minus National Investments. When the Net National Savings figure is negative, foreigners invest their capital in U.S. assets to fill the gap between Net National Savings and Net National Investments.

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improve the current account deficit. When U.S. policymakers accused China of “currency manipulation” several years ago, for example, it was because China had been buying U.S. Treasuries which created a capital account deficit and a corresponding trade surplus for China, while, at the same time, creating a capital account surplus and a corresponding trade deficit for the United States.

How Our Current Imbalances Developed

After Nixon closed the gold window in 1971, the fiat U.S. dollar without gold exchangeability essentially became the world’s reserve currency. Henceforth, trade imbalances, left unaddressed as foreign countries accumulated dollars and as the United States accumulated debt, have steadily worsened. The “exorbitant privilege” of issuing the world’s reserve currency has allowed (or forced) the United States to run a persistent trade deficit to offset the persistent capital inflows that necessarily occurred as the rest of the world bought dollars to conduct trade.

Given the openness of U.S. capital markets and the role of the dollar as the world’s reserve currency, it logically follows that capital flows have driven trade flows rather than vice versa. According to Richard Koo, Chief Economist at Nomura Research Institute, 95% of currency trading transactions are capital (investment) related rather than trade related, and those capital transactions are the primary driver of U.S. trade deficits due to the balance of payments. Put differently, the United States has become the world’s consumer of foreign production in part because other countries have been accumulating U.S. financial assets. The end result is a persistent current account deficit (see “U.S. Net International Investment Position” chart) and an ever-worsening international investment position as capital inflows (see “U.S. Current Account Balance” chart on the next page) continue to exceed capital outflows.

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The greatest trade imbalance in the world today is the trade surplus of China on one side of the balance of payments ledger and the trade deficit of the United States on the other side of the balance of payments ledger (see “Largest Global Trade Surpluses and Deficits, 2015” chart). According to Michael Pettis, professor of finance at Peking University in Beijing, China has systematically pursued a policy of holding down its share of national income that goes to households for decades to boost China’s savings rate and, relatedly, through the balance of payments, China’s trade surplus. Through balance of payments accounting, China’s high savings rate has resulted in persistently large trade surpluses and capital flows into other countries that are the highest in the world. China has exported its manufactured goods to the United States, while the United States has exported industrial jobs and U.S. Treasuries to China.

Due to the nature of the balance of payments, the United States cannot easily reduce its trade deficit without a corresponding adjustment with regards to China’s trade surplus. This adjustment, while perhaps necessary in the long-term, will be difficult due to the massive manufacturing capacity that has been created in China and the dependence that China’s regime has on keeping its populace employed by exporting products to other countries.

Correcting Trade Imbalances

In 1930, Keynes proposed that Great Britain take unilateral actions to pursue protectionism and devaluation to solve its economic problems. Without a comprehensive multilateral agreement gradually moving away from the dollar as the world’s reserve currency, it is likely that the United States, sooner or later, will pursue a similar unilateral path to currency devaluation as 1930s Great Britain.

www.appleseedfund.com	5	(800) 470-1029

U.S. policymakers are currently looking to improve the country’s trade deficit through a number of mechanisms, including bilateral trade agreements, unilateral tariffs, and tax reform (which could include a border adjustment tax). Bilateral trade agreements by themselves seem like an ineffective solution given that structural imbalances are global and not bilateral; moreover, any bilateral trade agreements would require approval of two-thirds of the Senate. Either a border adjustment tax or a value-added tax (VAT) would be easier for Congress to pass and would reduce the trade deficit; such taxes would reduce consumption as a percentage of GDP while forcing an increase in the national savings rate, thereby improving the U.S. trade balance.

Another potential strategy involves the Federal Reserve devaluing the exchange rate value of the dollar. This strategy may be an attractive option for the Trump administration.2 Former Federal Reserve Chairman Ben Bernanke, in his famous 2002 speech about deflation where he earned the infamous moniker “Helicopter Ben,” described exchange rate policies as one of the monetary tools that the Federal Reserve could deploy to stimulate nominal GDP growth:

The Fed has the authority to buy foreign government debt... Potentially, this class of assets offers huge scope for Fed operations, as the quantity of foreign assets eligible for purchase by the Fed is several times the stock of U.S. government debt. I need to tread carefully here. Because the economy is a complex and interconnected system, Fed purchases of the liabilities of foreign governments have the potential to affect a number of financial markets, including the market for foreign exchange.

We believe that Keynes would approve of such an exchange rate adjustment to boost exports and domestic employment. Using a balance of payments lens, buying foreign government debt would result in a capital outflow for the United States, which would improve the U.S. current account deficit, all other things being held equal. It would also result in a lower exchange rate for the dollar and U.S. exports becoming priced far more competitively. Importantly,

[2]	Source: Luke Gromen, Forest for the Trees.

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unlike a border adjustment tax or a new set of trade treaties, an exchange rate adjustment would not require Congressional approval; by mid-2018, the President will have had the opportunity to appoint at least four out of the seven voting positions on the Federal Reserve Open Market Committee (FOMC). By lining the Federal Reserve Board of Governors with new appointees who support a weaker dollar, President Trump could provide exchange rate support to improve the competitiveness of U.S. producers.

Besides unilateral actions that the United States might take to improve its trade deficit, there is also a scenario whereby world leaders create a new multilateral set of trade and monetary agreements, resulting in the gradual replacement of the dollar as the world’s reserve currency with something else. Several reserve currency options could be used for settlement instead of the dollar; these options include the SDR (Special Drawing Rights), a super-national currency issued by the IMF, while another option might involve multiple regional reserve currencies including the dollar, the Euro, and the Yuan, each of which might be exchangeable into gold once again.

Indeed, there are reasons to believe that an important monetary transition may have already begun. In 2013, Yi Gang, a deputy governor of the People’s Bank of China, made a stunning admission when he said, “it’s no longer in China’s favor to accumulate foreign-exchange reserves [U.S. Treasuries].”3 China recently signed several agreements with trading partners, including Russia and Iran, whereby it can settle trade in yuan rather than in U.S. dollars. Moreover, since 2014, just one year after Yi Gang’s speech, China’s foreign official holdings of U.S. Treasuries have stopped increasing and have in fact been declining. And, due to China’s important role as a buyer of U.S. Treasuries, for the first time since 1971, foreign governments as a group have been selling rather than buying U.S. Treasuries over the past couple of years. If foreign official selling of U.S. Treasuries continues (see chart on prior page), an important support for the value of the dollar will disappear, and an important impediment for rebalancing U.S. trade will also disappear.

[3]	Source: Bloomberg, November 2013 and TTMYGH, December 2016.

www.appleseedfund.com	7	(800) 470-1029

Monetary Transition Implications

Our crystal ball on the exact path forward with regards to a rebalancing transition and on the timing of that path is just as cloudy as the next person’s crystal ball. However, we have been preparing the Appleseed Fund portfolio for the monetary transition described in this letter for years. Below is a list of developments we are expecting could occur in coming years:

•	Increased volatility:

The trade and capital related imbalances that exist today have built up gradually over a 35-year period. It seems unlikely that the world will move from the currently imbalanced trade system to a more rebalanced trade system without elevated volatility and geopolitical instability along the way — particularly so given the indebted balance sheets of individuals, companies, and governments in the developed world. In worse case scenarios, economic volatility could result in geopolitical conflicts beyond those that have occurred during the last few years.

•	Exchange rate adjustments:

Whether driven by tax policies, trade treaties, monetary policy, or a new multi-lateral trade agreement, a balanced world trade environment would result in reduced foreign demand for U.S. Treasuries and a lower exchange rate for the dollar. Countries with a trade surplus should experience currency appreciation, while countries with a trade deficit should experience currency depreciation. Accordingly, surplus country currencies, such as the Korean Won, the Chinese Yuan, and the Euro, and investments in real assets, such as gold and real estate, should perform well.

•	Less consumption and more savings:

With less foreign capital coming into the United States, the U.S. savings rate would have to increase and U.S. consumption would have to decrease as a share of U.S. GDP. Economic policies that attempt to limit U.S. consumption – such as a VAT tax – may help boost the national savings rate. In our view, increasing the national savings rate would be particularly challenging given the large wave of baby boomers who are retired or are soon entering retirement. This scenario does not bode well for companies with high exposure to U.S. consumer discretionary spending.

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•	Lower debt leverage:

Dollar devaluation will result in faster nominal growth, increased nominal GDP, and higher nominal incomes in the United States. While inflation generally reduces a country’s standard of living as the costs of imports increase, the silver lining is that the United States will service its fixed rate debt more easily as prices and incomes rise. At a national level, the Debt/GDP ratio will decline, and, at the household level, Debt/Income ratios will decline.

•	More production and employment:

U.S. manufacturing and U.S. exporters should become more competitive if and when the dollar depreciates against other currencies.

These predictions are dependent on significant structural changes to global trade and capital flows that may or may not take place imminently. Global trade and capital flows have been highly imbalanced for the past 35 years, so it is certainly possible they could remain highly imbalanced for years to come. That said, the structural imbalances that today’s dollar-centric monetary system have created are becoming increasingly untenable, both economically and politically.

Thus, over the past several years, we have been gradually accumulating hard assets which should perform well if a dollar devaluation occurs. Appleseed Fund has gold bullion exposure through Sprott Physical Gold Trust (PHYS), real estate exposure through Jones Lang LaSalle (JLL), and agriculture related exposure through Titan International (TWI) and Mosaic Company (MOS). For similar reasons, we have been investing increasingly in non-U.S. dollar denominated equity and fixed income investments, including companies that derive a substantial percentage of their earnings in the currencies of surplus trade countries such as South Korea, China, and Germany, where currency

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appreciation should occur versus the dollar when trade and currencies rebalance. Some of these investments include Appleseed Fund capital commitments in Bayerische Motoren Werke AG (BMW-Germany), SK Telecom (SKM), Hyundai Home Shopping (057050-South Korea), China Mobile (CHL), and Cosco Shipping (1199-Hong Kong).

Finally, we are tilting Appleseed Fund towards more defensive U.S. investments, and we have become increasingly wary of companies with outsized exposure to U.S. consumer discretionary spending. Instead, we are trying to invest in attractively priced U.S. companies whose revenues and earnings are likely to hold up in an environment of weak economic growth and/or whose revenues and earnings should benefit from dollar depreciation, such as United Natural Foods (UNFI) and Herbalife (HLF).

*****

Appleseed Performance and Portfolio Changes

During the first six months of the fiscal year, Appleseed Fund Investor Class shares generated a 4.30% total return, versus the 8.35% return of the MSCI World Index. Appleseed Fund Investor Class shares have generated a 6.18% annual return since inception in 2006, exceeding the 4.44% return of the MSCI World Index.

During the first six months of the year, markets were strong and many of the long positions in the Appleseed Fund portfolio appreciated in price. The Fund’s performance was offset partially by weak performance with Syntel (SYNT) and with Sprott Physical Gold Trust (PHYS). As stocks have been appreciating, we have been trimming our equity exposure and, in many cases, liquidating positions. During the past six months, we liquidated our positions in ScanSource (SCSC), DSW Inc. (DSW), Willis Towers Watson Ltd. (WLTW), Rentech (RTK), Air Lease (AL), Sberbank (SBRCY), Okuma (6103-Tokyo), and Equity Commonwealth (EQC). All of these investments were profitable investments for Appleseed shareholders with the exception of Rentech, which we sold for a tax loss.

www.appleseedfund.com	10	(800) 470-1029

During the past six months, we initiated three new long positions in Grand Canyon Education (LOPE), in Paramount Bed Holdings (7817-Japan), and in the sovereign government debt of Mexico:

•	We purchased Grand Canyon Education prior to the U.S. election due to the company’s management quality, program quality, and excessive discount in the company’s share price relative to our estimate of the company’s intrinsic value. Since our initial investment, Grand Canyon’s intrinsic value discount has compressed greatly, to the benefit of Appleseed Fund shareholders; although a recent addition to the portfolio, Grand Canyon has turned out to be a significant contributor to the Fund’s performance so far this fiscal year.

•	Paramount Bed Holdings is the leading provider of hospital beds in Japan, with 70% market share in a country where the future growth of the elderly Japanese population almost guarantees more beds in use. At the same time, Paramount should grow quickly in other countries such as Indonesia, where it has 40% market share of medical beds. Besides the defensiveness of the business and Paramount Bed’s strong position in Japan, our downside is protected by the company’s balance sheet, where cash and investments represent approximately 40% of the company’s market capitalization. Paramount Bed’s valuation is just a fraction of that of its global peers.

•	The Mexican Peso corrected in anticipation of Donald Trump’s election as President during 2016 and then corrected even further after November 9th. Foreign capital left Mexico quickly as speculation increased that the United States would withdraw from NAFTA. We thought these particular concerns were overdone and that the Trump administration would focus more of its protectionist efforts on trade surplus countries such as China. Thus far, our investment in the Mexican Peso has been a profitable one, as the Peso has appreciated since our purchase, and we continue to view the fundamentals of the Peso favorably. In this regard, Bloomberg recently reported that the Trump administration now wants Mexico and Canada to unite in a regional manufacturing “powerhouse.”[4]

[4]	Source: “Trump’s Top Trade Adviser Quietly Seeks an Alliance with Mexico, Bloomberg, 3/15/17.

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Our net allocation to equities at the end of March was 61.4%, and we continue to hold a large position in bonds, cash, and gold. We have recently approved several new equities for purchase, but, with the exception of Paramount Bed, their share prices had not yet reached our buy limits before March 31st.

*******

It is always a great honor for us to be able to share our thoughts with you and to have you as a valued shareholder. With increased economic uncertainty and, increasingly, political uncertainty, we are doing our best to navigate Appleseed’s investment portfolio through these uncharted waters. We try to take a long-term view on investing, and we remain exceedingly grateful to have shareholders like you who share a similar perspective.

Sincerely,

Joshua Strauss, CFA

William Pekin, CFA

Adam Strauss, CFA

www.appleseedfund.com	12	(800) 470-1029

Through 03/31/2017, the Appleseed Fund Investor Class (APPLX) generated a one year return of 8.57%, a three year annualized return of 0.74%, a five year annualized return of 5.14%, a ten year annualized return of 5.84% and an annualized return of 6.18% since the Fund’s inception on 12/08/06.

As of 03/31/2017 the following represent the fund’s top ten holdings – Sprott Physical Gold Trust – 14.53%, Herbalife Ltd – 9.77%, United Natural Foods Inc – 6.28%, SK Telecom Co Ltd ADR – 4.75%, Hyundai Home Shopping Network Corp – 4.31%, Oaktree Capital Group LLC – 4.18%, Mexico Utd Mex – 3.72%, Toyo Tanso Co Ltd – 3.04, Bayerische Motoren Werke AG – 2.98%, Jones Lang LaSalle Inc – 2.92%.

Performance data quoted above represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month is available by calling us toll free at 1-800-470-1029.

Diversification does not ensure a profit or guarantee against loss.

Investing involves risk, including loss of principal. There is no guarantee that this, or any investment strategy will succeed. Small and mid-cap investing involve greater risk than associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat. Investment in international markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulator and liquidity risks, foreign taxation and difference in auditing and other financial standards. Fixed income investments are affected by overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes and international economic and political developments.

Investments in commodities such as gold may be affected by overall market movements, changes in interest rates, and other factors such as embargoes and international economic and political developments. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. These instruments may subject the Fund to greater volatility than investments in traditional securities.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-470-1029.

The Appleseed Fund is distributed by Unified Financial Securities, LLC. (Member FINRA)

© Appleseed Fund 2006 - 2017 | Privacy Policy

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INVESTMENT RESULTS – (Unaudited)

Average Annual Total Returns(a)

(For the periods ended March 31, 2017)

	Six Months	One Year	Five Years	Ten Years	Since Inception (12/8/06)	Since Inception (1/31/11)
Appleseed Fund
Investor Class	4.30%	8.57%	5.14%	5.84%	6.18%	N/A
Institutional Class	4.38%	8.70%	5.38%	N/A	N/A	5.82%
MSCI World
Index(b)	8.35%	14.77%	9.37%	4.21%	4.44%	8.06%

					Expense Ratios(c)
					Investor	Institutional
					Class	Class
Gross					1.48%	1.23%
With Applicable Waivers					1.25%	1.06%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Appleseed Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.
(b)	The MSCI World Index (the “Index”) is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
(c)	The expense ratios are from the Fund’s prospectus dated January 28, 2017. The Fund’s Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 0.95% the Fund’s average daily net assets through January 31, 2018. Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within three years; provided that the Fund is able to make the repayment without exceeding the 0.95% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2017 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-800-470-1029.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

www.appleseedfund.com	14	(800) 470-1029

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management. The investment objective of the Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

15

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 66.13%
Business Services — 7.55%
Jones Lang LaSalle, Inc.	48,165	$5,367,989
Syntel, Inc. *	309,239	5,204,492
Yusen Logistics Co. Ltd. (a)	322,600	3,245,397

		13,817,878

Consumer Discretionary — 9.50%
Bayerische Motoren Werke AG (a)	60,000	5,487,449
Grand Canyon Education, Inc. *	55,360	3,964,330
Hyundai Home Shopping Network Corp. (a)	69,630	7,938,679

		17,390,458

Consumer Staples — 16.13%
Herbalife Ltd. (a) (b) *	309,100	17,971,074
United Natural Foods, Inc. (c)*	267,160	11,549,327

		29,520,401

Financials — 4.20%
Oaktree Capital Group LLC (c)	169,650	7,685,145

Health Care — 2.12%
Joint Corp./The *	30,000	126,000
Paramount Bed Holdings Co. Ltd. (a)	93,700	3,750,354

		3,876,354

Industrials — 9.53%
Aggreko PLC (a)	340,655	3,763,473
COSCO SHIPPING Ports Ltd. (a)	4,738,000	5,230,913
Titan International, Inc.	274,438	2,837,689
Toyo Tanso Co. Ltd. (a)	334,800	5,600,531

		17,432,606

Information Technology — 2.62%
Samsung Electronics Co. Ltd. (a)	2,600	4,789,412

Materials — 2.93%
Mosaic Co./The	183,378	5,350,970

Pharmaceuticals — 1.49%
Novartis AG ADR (a) (c)	36,750	2,729,423

See accompanying notes which are an integral part of these financial statements.

16

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 66.13% – continued
Telecommunication Services — 10.06%
China Mobile Ltd. ADR (a)	82,620	$4,563,103
SK Telecom Co., Ltd. ADR (a)	346,729	8,730,636
Verizon Communications, Inc. (c)	105,065	5,121,919

		18,415,658

TOTAL COMMON STOCKS (Cost $109,980,182)		121,008,305

Exchange-Traded Funds — 1.13%
VanEck Merk Gold Trust *	168,000	2,071,440

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,927,944)		2,071,440

Closed-End Trusts — 14.60%
Sprott Physical Gold Trust (a) (d) *	2,614,536	26,720,558

TOTAL CLOSED-END TRUSTS (Cost $26,177,617)		26,720,558

	Principal Amount
U.S. Government Securities — 5.73%
United States Treasury Note, 0.63%, 7/31/2017	$3,500,000	3,496,822
United States Treasury Note, 0.75%, 10/31/2017	3,500,000	3,496,377
United States Treasury Note, 0.88%, 1/15/2018	3,500,000	3,496,035

TOTAL U.S. GOVERNMENT SECURITIES (Cost $10,504,222)		10,489,234

See accompanying notes which are an integral part of these financial statements.

17

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Foreign Government Bonds — 7.87%
Mexican Bonos, Series M, 4.75%, 6/14/2018 (e)	$130,000,000	$6,764,723
Mexican Bonos, Series M, 5.75%, 3/5/2026 (e)	66,500,000	3,235,326
Singapore Government Bond, 2.50%, 6/1/2019 (e)	6,000,000	4,404,394

TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,125,752)		14,404,443

Certificates of Deposit — 1.38%
Beneficial Bank, 0.20%, 4/18/2017	250,000	250,000
Community Bank, 0.50%, 9/8/2017	250,000	250,000
Community Bank, 0.75%, 9/21/2017 (f)	1,022,692	1,022,692
Self-Help Federal Credit Union, 0.25%, 5/3/2017	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 5/28/2017	250,000	250,000
Spring Bank, 0.90%, 9/30/2017	250,000	250,000
Sunrise Bank, 0.12%, 0.12%, 4/3/2017	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,522,692)		2,522,692

	Contracts
Options Purchased — 0.02%
SPDR S&P 500 ETF, Put @ 220, Expiring April 2017	1,500	25,500

TOTAL OPTIONS PURCHASED (Cost $248,613)		25,500

See accompanying notes which are an integral part of these financial statements.

18

APPLESEED FUND

SCHEDULE OF INVESTMENTS – continued

March 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 3.70%
Federated Government Obligations Fund, Institutional Class, 0.60% (g)	6,773,725	$6,773,725

TOTAL MONEY MARKET SECURITIES (Cost $6,773,725)		6,773,725

TOTAL INVESTMENTS — 100.56% (Cost $172,260,747)		184,015,897

Liabilities in Excess of Other Assets — (0.56)%		(1,019,466)

NET ASSETS — 100.00%		$182,996,431

(a)	Foreign security denominated in U.S. dollars.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2017, was $13,797,923.
(d)	Passive Foreign Investment Company
(e)	Foreign-denominated security. Principal amount is reflects local currency.
(f)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

19

APPLESEED FUND

SCHEDULE OF SECURITIES SOLD SHORT

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — Short — (4.94%)
Consumer Discretionary — (1.56%)
Clubcorp Holdings, Inc.	(63,258)	$(1,015,291)
Finish Line, Inc., Class A	(25,000)	(355,750)
Planet Fitness, Inc.	(48,000)	(924,960)
Wingstop, Inc.	(20,000)	(565,600)

		(2,861,601)

Financials — (0.90%)
Banc of California, Inc.	(80,000)	(1,656,000)

Health Care — (0.29%)
Mallinckrodt PLC (a)	(12,000)	(534,840)

Industrials — (0.47%)
Echo Global Logistics, Inc.	(40,000)	(854,000)

Information Technology — (0.45%)
ViaSat, Inc.	(12,960)	(827,107)

Telecommunication Services — (1.27%)
Sprint Corp.	(268,000)	(2,326,240)

TOTAL COMMON STOCKS — SHORT (Proceeds Received $7,802,447)		$(9,059,788)

(a)	Foreign security denominated in U.S. dollars.

See accompanying notes which are an integral part of these financial statements.

20

APPLESEED FUND

SCHEDULE OF FUTURES CONTRACTS

March 31, 2017 (Unaudited)

Short Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Japanese Yen Currency Futures Contract June 2017	(84)	$(9,462,075)	$(246,257)

TOTAL SHORT FUTURES CONTRACTS	(84)		$(246,257)

See accompanying notes which are an integral part of these financial statements.

21

APPLESEED FUND

SCHEDULE OF OPTIONS WRITTEN

March 31, 2017 (Unaudited)

	Outstanding Contracts	Fair Value
Call Options Written — (0.12%)
Herballife Ltd/May 2017/Strike Price $60.00 (a)	(1,000)	$(222,000)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $174,254)		$(222,000)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

22

APPLESEED FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

Assets
Investments in securities at fair value (cost $172,260,747)	$184,015,897
Cash	13,587
Cash restricted at broker for securities sold short	7,034,110
Cash held at broker (a)	277,200
Receivable for fund shares sold	90,379
Receivable for investments sold	2,274,276
Dividends and interest receivable	601,631
Prepaid expenses	28,248

Total Assets	194,335,328

Liabilities
Options written, at fair value (premium received $174,254)	222,000
Investment securities sold short, at value (proceeds received $7,802,447)	9,059,788
Payable for fund shares redeemed	131,016
Payable for investments purchased	1,717,012
Payable for net variation margin on futures contracts	25,200
Payable to Adviser	109,612
Payable for Administration Plan fees, Investor Class	16,016
Payable to administrator, fund accountant, and transfer agent	18,505
Payable to custodian	6,584
Payable to trustees	2,617
Other accrued expenses	30,547

Total Liabilities	11,338,897

Net Assets	$182,996,431

Net Assets consist of:
Paid-in capital	$179,853,655
Accumulated undistributed net investment loss	(1,465,006)
Accumulated undistributed net realized loss from investments	(5,603,153)
Net unrealized appreciation (depreciation) on:
Investment securities	11,755,150
Securities sold short	(1,257,341)
Written options	(47,746)
Foreign currency translations	7,129
Futures contracts	(246,257)

Net Assets	$182,996,431

Net Assets: Investor Class	$100,113,085

Shares outstanding (unlimited number of shares authorized, no par value)	7,967,900

Net asset value and offering price per share	$12.56

Redemption price per share (NAV * 98%) (b)	$12.31

Net Assets: Institutional Class	$82,883,346

Shares outstanding (unlimited number of shares authorized, no par value)	6,560,805

Net asset value and offering price per share	$12.63

Redemption price per share (NAV * 98%) (b)	$12.38

(a)	Cash used as collateral for futures contract transactions.
(b)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

23

APPLESEED FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2017 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $22,106)	$2,505,135
Interest income	204,851

Total investment income	2,709,986

Expenses
Investment Adviser	780,433
Administrative services plan, Investor Class	123,799
Administration	59,829
Fund accounting	25,329
Custodian	22,627
Report printing	20,317
Transfer agent	17,951
Registration	15,950
Legal	11,529
Audit	9,647
Insurance	8,432
Pricing	7,116
Trustee	5,685
CCO	4,148
Miscellaneous	18,581
Interest	31,691
Dividend expense on securities sold short	163,102

Total expenses	1,326,166
Fees waived by Adviser	(134,142)
Administrative services plan waiver	(29,711)

Net operating expenses	1,162,313

Net investment income	1,547,673

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(1,559,446)
Securities sold short	(1,784,181)
Written options	506,393
Foreign currency translations	(131,102)
Futures contracts	886,509
Change in unrealized appreciation (depreciation) on:
Investment securities	7,921,139
Securities sold short	420,963
Written options	(106,626)
Foreign currency translations	7,515
Futures contracts	(210,941)

Net realized and unrealized gain on investment securities, securities sold short, written options, foreign currency translations and futures contracts	5,950,223

Net increase in net assets resulting from operations	$7,497,896

See accompanying notes which are an integral part of these financial statements.

24

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSET

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,547,673	$691,472
Net realized gain (loss) on investment securities, written options, securities sold short, foreign currency translations and futures contracts	(2,081,827)	(1,154,111)
Change in unrealized appreciation (depreciation) on investment securities, written options, securities sold short, foreign currency translations and futures contracts	8,032,050	18,539,049

Net increase in net assets resulting from operations	7,497,896	18,076,410

Distributions
From net investment income — Investor Class	(1,435,180)	—
From net investment income — Institutional Class	(1,461,804)	(124,811)
From net realized gains — Investor Class	(19,814)	(2,617,671)
From net realized gains — Institutional Class	(17,129)	(2,084,654)

Total distributions	(2,933,927)	(4,827,136)

Capital Transactions — Investor Class
Proceeds from shares sold	10,746,770	23,328,261
Reinvestment of distributions	1,430,652	2,584,223
Amount paid for shares redeemed	(18,343,132)	(41,542,258)
Proceeds from redemption fees (a)	5,292	3,298

Total Investor Class	(6,160,418)	(15,626,476)

Capital Transactions — Institutional Class
Proceeds from shares sold	12,846,529	16,579,592
Reinvestment of distributions	1,430,432	2,171,206
Amount paid for shares redeemed	(22,180,730)	(28,933,094)
Proceeds from redemption fees (a)	332	1,379

Total Institutional Class	(7,903,437)	(10,180,917)

Net decrease in net assets resulting from capital transactions	(14,063,855)	(25,807,393)

Total Decrease in Net Assets	(9,499,886)	(12,558,119)

See accompanying notes which are an integral part of these financial statements.

25

APPLESEED FUND

STATEMENTS OF CHANGES IN NET ASSETS – continued

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Net Assets
Beginning of period	192,496,317	205,054,436

End of period	$182,996,431	$192,496,317

Accumulated undistributed net investment loss included in net assets at end of period	$(1,465,006)	$(115,695)

Share Transactions — Investor Class
Shares sold	881,731	2,008,923
Shares issued in reinvestment of distributions	119,720	235,357
Shares redeemed	(1,512,485)	(3,630,044)

Total Investor Class	(511,034)	(1,385,764)

Share Transactions — Institutional Class
Shares sold	1,043,524	1,420,774
Shares issued in reinvestment of distributions	119,203	196,667
Shares redeemed	(1,818,980)	(2,472,035)

Total Institutional Class	(656,253)	(854,594)

Net decrease in shares outstanding	(1,167,287)	(2,240,358)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

26

APPLESEED FUND — INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months ended March 31, 2017 (Unaudited)		Year ended September 30, 2016
Selected Per Share Data:
Net asset value, beginning of period	$12.22		$11.40
Investment operations:
Net investment income (loss)	0.09		0.03
Net realized and unrealized gain (loss) on investments	0.42		1.07

Total from investment operations	0.51		1.10

Less distributions to shareholders:
From net investment income	(0.17)		—
From net realized gain	—	(b)	(0.28)

Total distributions	(0.17)		(0.28)

Paid in capital from redemption fees	—	(b)	— (b)

Net asset value, end of period	$12.56		$12.22

Total Return (c)	4.30	%(d)	9.90%
Ratios and Supplemental Data:
Net assets, end of period (000)	$100,113	(e)	$103,650
Ratio of net expenses to average net assets (f)(g)	1.35	%(e)	1.16%
Ratio of net expenses to average net assets before waiver and reimbursement (f)	1.56	%(e)	1.39%
Ratio of net investment income (loss) to average net assets (f)	1.58	%(e)	0.27%
Portfolio turnover rate	30	%(d)	82%

(a)	Net investment income per share is based on average shares outstanding during the year.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g)	Excluding dividend and interest expense, the ratio of net expenses to average net assets were 1.14% for the six months ended March 31, 2017 and 1.14%, 1.20%, 1.24%, 1.24% and 1.24% for the fiscal years ended September 30 2016, 2015, 2014, 2013 and 2012, respectively.
(h)	Effective October 1, 2014, the Adviser has contractually agreed to cap the Fund’s expenses at 0.95% excluding fees paid pursuant to an Administrative Services Plan. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.

See accompanying notes which are an integral part of these financial statements.

27

Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013	Year ended September 30, 2012

$13.96		$14.80	$13.07	$12.32

(0.01)		0.03	0.07	0.05 (a)
(1.15)		0.36	2.17	1.44

(1.16)		0.39	2.24	1.49

—		— (b)	(0.23)	(0.12)
(1.40)		(1.23)	(0.28)	(0.63)

(1.40)		(1.23)	(0.51)	(0.75)

—	(b)	— (b)	— (b)	0.01

$11.40		$13.96	$14.80	$13.07

(8.90)%		2.85%	17.79%	12.86%

$112,447		$169,903	$249,372	$205,232
1.22	%(h)	1.26%	1.29%	1.25%
1.39%		1.48%	1.51%	1.52%
(0.06)%		0.40%	0.34%	0.38%
52%		53%	63%	76%

See accompanying notes which are an integral part of these financial statements.

28

APPLESEED FUND —

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months ended March 31, 2017 (Unaudited)		Year ended September 30, 2016
Selected Per Share Data
Net asset value, beginning of period	$12.31		$11.47
Investment operations:
Net investment income	0.10		0.06
Net realized and unrealized gain (loss) on investments	0.43		1.08

Total from investment operations	0.53		1.14

Less Distributions to shareholders:
From net investment income	(0.21)		(0.02)
From net realized gain	—	(b)	(0.28)

Total distributions	(0.21)		(0.30)

Paid in capital from redemption fees	—	(b)	— (b)

Net asset value, end of period	$12.63		$12.31

Total Return (c)	4.38	%(d)	10.18%
Ratios and Supplemental Data
Net assets, end of period (000)	$82,883		$88,846
Ratio of expenses to average net assets (f)(g)	1.16	%(e)	0.97%
Ratio of expenses to average net assets before waiver and reimbursement (f)	1.31	%(e)	1.14%
Ratio of net investment income (loss) to average net assets (f)	1.81	%(e)	0.46%
Portfolio turnover rate	30	%(d)	82%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g)	Excluding dividend and interest expense, the ratio of net expenses to average net assets were 0.95% for the six months ended March 31, 2017 and 0.95%, 0.95%, 0.99%, 0.99% and 0.99% for the fiscal year’s ended September 30 2016, 2015, 2014, 2013 and 2012, respectively.
(h)	Effective October 1, 2014, the Adviser contractually agreed to cap the Fund’s expenses at 0.95% excluding fees paid pursuant to an Administrative Services Plan. Prior to October 1, 2014, the Fund’s expense cap was 0.99%.

See accompanying notes which are an integral part of these financial statements.

29

Year ended September 30, 2015		Year ended September 30, 2014	Year ended September 30, 2013	Year ended September 30, 2012

$14.02		$14.86	$13.09	$12.35

0.02		0.13	0.08 (a)	0.08 (a)
(1.16)		0.30	2.20	1.44

(1.14)		0.43	2.28	1.52

(0.01)		(0.04)	(0.23)	(0.15)
(1.40)		(1.23)	(0.28)	(0.63)

(1.41)		(1.27)	(0.51)	(0.78)

—	(b)	— (b)	— (b)	— (b)

$11.47		$14.02	$14.86	$13.09

(8.68)%		3.10%	18.07%	13.00%

$92,607		$120,714	$54,396	$32,996
0.97	%(h)	1.01%	1.04%	1.01%
1.14%		1.23%	1.26%	1.27%
0.18%		0.44%	0.55%	0.64%
52%		53%	63%	76%

See accompanying notes which are an integral part of these financial statements.

30

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

31

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Regulatory Updates – In October 2016, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the amendments by the August 1, 2017 compliance date.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the

32

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange traded funds (ETFs) and futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s social and environmental screens are not applied to short sales.

33

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based

34

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

35

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

36

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic and foreign common stocks that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing

37

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence

38

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$121,008,305	$—	$—	$121,008,305
Exchange-Traded Funds	2,071,440	—	—	2,071,440
Closed-End Trusts	26,720,558	—	—	26,720,558
U.S. Government Securities	—	10,489,234	—	10,489,234
Foreign Government Bonds	—	14,404,443	—	14,404,443
Certificates of Deposit	—	2,522,692	—	2,522,692
Options Purchased	25,500	—	—	25,500
Money Market Securities	6,773,725	—	—	6,773,725

Total	$156,599,528	$27,416,369	$—	$184,015,897

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks	$(9,059,788)	$—	$—	$(9,059,788)
Short Futures Contracts*	(246,257)	—	—	(246,257)
Written Option Contracts	(222,000)	—	—	(222,000)

Total	$(9,528,045)	$—	$—	$(9,528,045)

*	The amount shown represents the net unrealized depreciation of the futures contracts.

39

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. There were no transfers between any levels as of March 31, 2017 based on input levels assigned at September 30, 2016.

NOTE 4. DERIVATIVE TRANSACTIONS

Currency Futures Contracts – The Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Cash held at broker as of March 31, 2017, is held for collateral for futures transactions and is restricted from withdrawal.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

40

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2017, and the effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2017.

At March 31, 2017:

	Location of Derivatives on
Derivatives	Statement of Assets & Liabilities	Amount
Foreign Exchange Risk:
Short currency futures contracts	Payable for net variation margin on futures contracts	$(25,200)
Equity Price Risk:
Purchased option contracts	Investments in securities, at fair value	$25,500
Equity Price Risk:
Written option contracts	Options written, at fair value	$(222,000)

For the six months ended March 31, 2017:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Contracts Open/ Sold Short/ Written	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on futures contracts	150	128	$886,509	$(210,941)
Equity Price Risk:
Written option contracts	Net realized and unrealized gain (loss) on written options	3,708	3,408	$506,393	$(106,626)
Equity Price Risk:
Purchased option contracts	Net realized and unrealized gain (loss) on investments	33,700	37,700	$(503,398)	$333,356

41

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS - continued

March 31, 2017 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Balance Sheet Offsetting Information

The following tables provide a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities.

Futures Contracts
		Gross	Net Amount	Gross Amounts Not
		Amount	of Assets	Offset in Statement of
	Gross	Offset in	Presented in	Assets and Liabilities
	Amounts of	Statement	Statement		Cash	Net Amount
	Recognized	of Assets and	of Assets and	Financial	Collateral	(not less
	Liabilities	Liabilities	Liabilities	Instruments	Pledged	than 0)
Short currency futures contracts	$25,200	$—	$25,200	$—	$—	$25,200

For financial reporting purposes, it is the Fund’s policy to disclose the net variation margin receivable or payable on futures contracts at the reporting period end.

Transactions in written options by the Fund during the six months ended March 31, 2017, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2016	700	$165,280
Options written	3,708	634,509
Options closed	(3,408)	(625,535)
Options exercised	—	—

Options outstanding at March 31, 2017	1,000	$174,254

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average net assets. For the sixth months ended March 31, 2017, before the waiver described below, the Adviser earned a fee of $780,433 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses

42

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

through January 31, 2018, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Investor Class only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, any 12b-1 fees, and extraordinary expenses do not exceed 0.95% of the Fund’s average daily net assets. For the sixth months ended March 31, 2017, the Adviser waived fees of $134,142. At March 31, 2017, the Adviser was owed $109,612 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the 0.95% expense limitation. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at March 31, 2017 are as follows:

Amount	Recoverable through September 30,
$349,821	2017
$436,598	2018
$333,606	2019
$134,142	2020

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2017, Ultimus earned fees of $59,829 for administration services, $17,951 for transfer agent services, and $25,329 for fund accounting services. At March 31, 2017, the Fund owed Ultimus $18,505 for such services.

43

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Certain officers of the Trust are employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. Officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. The Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2018. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. For the six months ended March 31, 2017 the Investor Class incurred Service fees of $123,799 ($94,088 after waiver described above). At March 31, 2017, $16,016 was owed to the Adviser pursuant to the Administrative Services Plan.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of

44

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund does not currently intend to activate the Plan prior to January 31, 2018.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases
U.S. Government Obligations	$—
Other	54,401,459
Sales
U.S. Government Obligations	$—
Other	69,402,267

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2017, Pershing LLC., for the benefit of its customers, owned 27.42% of the Fund and Charles Schwab & Co., Inc., for the benefit of its customers, owned 27.30% of the Fund. As a result, Pershing LLC and Charles Schwab & Co., Inc. may be deemed to control the Fund.

45

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At March 31, 2017, the appreciation (depreciation) of investments, including securities sold short, written options and futures contracts, for tax purposes, was as follows:

Amount
Gross Appreciation	$13,902,722
Gross (Depreciation)	(6,797,419)

Net Appreciation on Investments	$7,105,303

At March 31, 2017, the aggregate cost of securities, net of proceeds for securities sold short, for federal income tax purposes, was $167,382,548.

The tax characterization of distributions for the fiscal year ended September 30, 2016 was as follows:

2016
Distributions paid from:
Ordinary Income*	$124,820
Long-term Capital Gain	4,702,315

$4,827,135

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$2,306,964
Accumulated capital and other losses	(2,843,856)
Unrealized appreciation (depreciation)	(884,301)

$(1,421,193)

At September 30, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in passive foreign investment companies.

46

APPLESEED FUND

NOTES TO FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2016, the Fund deferred post October capital losses in the amount of $217,938.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

47

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2016 to March 31, 2017.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

48

SUMMARY OF FUND EXPENSES – continued (Unaudited)

			Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period(1)	Annualized Expense Ratio
Appleseed Fund
Investor Class	Actual		$1,000.00	$1,043.00	$6.88	1.35%
	Hypothetical	(2)	$1,000.00	$1,018.20	$6.80	1.35%
Institutional Class	Actual		$1,000.00	$1,043.80	$5.93	1.16%
	Hypothetical	(2)	$1,000.00	$1,019.13	$5.86	1.16%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

49

Other Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 470-1029 to request a copy of the SAI or to make shareholder inquiries.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, , Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

54

IRON FUNDS

Performance Results – (Unaudited)

Average Annual Total Returns(a) as of March 31, 2017
	Six Months	One Year	Five Year	Ten Year	Since Inception (10/11/06)	Since Inception (2/2/09)
IRON Strategic Income Fund
Institutional Class	1.55%	4.91%	2.75%	5.56%	5.72%	N/A
Investor Class	1.27%	4.40%	2.39%	N/A	N/A	6.49%
Credit Suisse Hedge Fund Index(b)	3.25%	5.67%	3.95%	3.62%	4.33%	5.94%
	Expense Ratios(c)
	Institutional Class	Investor Class
	1.77%	2.12%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on IRON Strategic Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b) The Credit Suisse Hedge Fund Index is an asset weighted hedge fund index based only on funds with over $50 million under management, a 12-month track record and audited financial statements. The index is calculated and rebalanced on a monthly basis, and reflects performance net of all hedge fund component performance fees and expenses. In addition, the “Since Inception” return for the Credit Suisse Hedge Fund Index is as of January 31, 2009 for the Investor Class.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2017. Total Annual Fund Operating Expenses do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus. The Fund’s Financial Highlights reflect the operating expenses of the Fund and do not include the effect of Acquired Fund Fees and Expenses. Additional information pertaining to the Fund’s expense ratios as of March 31, 2017 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

IRON FUNDS

Performance Results – (Unaudited) (continued)

Average Annual Total Returns(a) as of March 31, 2017
	Six Months	One Year	Since Inception (10/30/15)
IRON Equity Premium Income Fund
Institutional Class	8.06%	12.80%	8.14%
Investor Class	7.83%	12.37%	7.77%
CBOE S&P 500 BuyWrite Index(b)	6.76%	12.20%	7.55%
	Expense Ratios(c)
	Institutional Class	Investor Class
Gross	6.62%	6.97%
With Applicable Waivers	1.11%	1.46%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on IRON Equity Premium Income Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0575.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for periods less than one year are not annualized.

(b) The CBOE S&P 500 BuyWrite Index is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. A “Buy-Write” strategy generally is considered to be an investment strategy in which an investor buys a stock or a basket of stocks, and also writes covered call options that correspond to the stock or basket of stocks.

(c) The expense ratios are from the Fund’s prospectus dated January 28, 2017. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.00% of the Fund’s average daily net assets through January 31, 2018. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within three years following the date of the waiver/reimbursement, provided that the Fund is able to make the repayment without exceeding the 1.00% limitation. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2017 can be found on the financial highlights.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

IRON FUNDS

Fund Holdings – (Unaudited)

1	As a percent of net assets.

The investment objective of the IRON Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation.

1	As a percent of net assets

The investment objective of the IRON Equity Premium Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index.

Portfolio holdings subject to change

IRON FUNDS

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

IRON STRATEGIC INCOME FUND

Schedule of Investments	March 31, 2017

(Unaudited)

Convertible Notes – 9.82%	Principal Amount	Fair Value
Convertible Notes – Domestic – 9.37%
Akamai Technologies, Inc., 0.000%, 2/15/2019 (a)	$500,000	$495,628
AMAG Pharmaceuticals, Inc., 2.500%, 2/15/2019	500,000	546,562
AmTrust Financial Services, Inc., 2.750%, 12/15/2044	500,000	381,250
Brookdale Senior Living, Inc., 2.750%, 6/15/2018	500,000	493,750
Cornerstone OnDemand, Inc., 1.500%, 7/1/2018	500,000	512,188
CSG Systems International, Inc., 4.250%, 3/15/2036	500,000	521,875
Electronics For Imaging, Inc., 0.750%, 9/1/2019	500,000	544,375
EZCORP, Inc., 2.125%, 6/15/2019	500,000	468,125
Gogo, Inc., 3.750%, 3/1/2020	500,000	419,375
KB Home, 1.375%, 2/1/2019	500,000	514,688
Live Nation Entertainment, Inc., 2.500%, 5/15/2019	500,000	544,687
Macquarie Infrastructure Corp., 2.875%, 7/15/2019	500,000	561,562
Molina Healthcare, Inc., 1.625%, 8/15/2044	500,000	530,000
National Health Investors, Inc., 3.250%, 4/1/2021	500,000	559,687
NRG Yield, Inc., 3.500%, 2/1/2019 (b)	500,000	508,438
PennyMac Corp., 5.375%, 5/1/2020	500,000	488,750
Prospect Capital Corp., 4.750%, 4/15/2020	500,000	496,250
SEACOR Holdings, Inc., 11/15/2028	500,000	446,250
Shutterfly, Inc., 0.250%, 5/15/2018	500,000	501,875
Vector Group Ltd., 1.750%, 4/15/2020 (c)	500,000	567,187
Verint Systems, Inc., 1.500%, 6/1/2021	500,000	495,313
Viavi Solutions, Inc., 0.625%, 8/15/2033	500,000	558,750
Workday, Inc., 0.750%, 7/15/2018	500,000	572,500
Wright Medical Group, Inc., 2.000%, 2/15/2020	500,000	598,750

		12,327,815

Convertible Notes – Mexico – 0.45%
Cemex SAB de CV, 3.750%, 3/15/2018 (d)	500,000	585,937

Total Convertible Notes (Cost $12,539,490)		12,913,752

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2017

(Unaudited)

U.S. Treasury Obligations – 3.91%	Principal Amount	Fair Value
United States Treasury Bill, 0.000%, 4/20/2017	$5,000,000	$4,998,295
United States Treasury Bill, 0.000%, 9/7/2017	150,000	149,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,147,957)		5,147,745

Mutual Funds – 46.31%	Shares
American Beacon SiM High Yield Opportunities Fund	868,261	8,413,449
BlackRock High Yield Portfolio – BlackRock Class	18,743	145,067
Columbia High Yield Bond Fund – Class R5	220,395	647,961
Columbia Income Opportunities Fund – Class Z	22,219	219,743
Deutsche High Income Fund – Institutional Class	38,911	184,438
Eaton Vance High Income Opportunities Fund – Class I	335,476	1,519,708
Eaton Vance Income Fund of Boston – Institutional Class	212,620	1,226,815
Federated Institutional High-Yield Bond Fund – Institutional Class	715,812	7,150,958
Guggenheim High Yield Fund	355,987	3,307,120
Janus High-Yield Fund – Class I	12,948	109,932
Lazard US Corporate Income Portfolio – Institutional Class	127,652	622,942
Lord Abbett High Yield Fund – Class I	999,270	7,634,420
MainStay High Yield Corporate Bond Fund – Class I	1,261,949	7,281,446
MassMutual Premier High Yield Fund (e)	239,130	2,202,391
PIA High Yield Fund (e)	106,034	1,082,604
PIMCO High Yield Fund – Institutional Class (f)	48,346	430,280
PIMCO High Yield Spectrum Fund – Institutional Class (f)	201,613	2,000,000
Principal High Yield Fund – Institutional Class (f)	652,435	4,808,448
Prudential High Yield Fund – Class Q	753,768	4,160,800
Vanguard High-Yield Corporate Fund – Class Admiral – Admiral Shares	1,238,669	7,283,376
Voya High Yield Bond Fund – Class I	59,304	480,363

TOTAL MUTUAL FUNDS (Cost $59,619,417)		60,912,261

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2017

(Unaudited)

Exchange-Traded Funds – 28.73%	Shares	Fair Value
Direxion Daily 20 Year Plus Treasury Bear 3x Shares	139	$3,111
iShares 0-5 Year High Yield Corporate Bond ETF	11,994	573,073
iShares iBoxx $ High Yield Corporate Bond ETF (g)	156,266	13,717,029
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	14,246	1,439,701
PowerShares Fundamental High Yield Corporate Bond Portfolio (g)	531,645	10,000,242
PowerShares Senior Loan Portfolio	10,350	240,741
ProShares Short High Yield	23,579	566,839
SPDR Bloomberg Barclays High Yield Bond ETF (g)	277,261	10,239,249
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	700	41,906
SPDR Bloomberg Barclays Short Term Treasury ETF	33,210	928,552
VanEck Vectors International High Yield Bond ETF	1,196	29,386

TOTAL EXCHANGE-TRADED FUNDS (Cost $37,715,618)		37,779,829

Money Market Securities (h)(i) – 35.58%
Federated Treasury Obligations Fund – Class Institutional – Institutional Shares, 0.57%	11,032,873	11,032,873
Fidelity Institutional Money Market Treasury Only – Class I, 0.47%	11,032,873	11,032,873
First American Treasury Obligations Fund – Class Z, 0.60% (j)	13,703,036	13,703,036
Wells Fargo Treasury Plus Money Market Fund – Class I, 0.58%	11,032,873	11,032,873

TOTAL MONEY MARKET SECURITIES (Cost $46,801,655)		46,801,655

TOTAL INVESTMENTS – 124.35% (Cost $161,824,137)		163,555,242

Liabilities in Excess of Other Assets – (24.35)%		(32,028,861)

NET ASSETS – 100.00%		$131,526,381

(a)	Zero coupon bond
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2017

(Unaudited)

(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2017.
(d)	Foreign corporate bond denominated in U.S. dollars.
(e)	In accordance with the Investment Company Act of 1940, as amended (the “1940 Act”) an issuer of any investment company security purchased or acquired by a registered investment company shall not be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of March 31, 2017, the fair value, based on readily available market values and calculated based on the total assets, of such securities held by the Fund was $3,284,995 or 2.50% of net assets.
(f)	Security is fair valued by the Adviser.
(g)	All or a portion of the security was on loan as of March 31, 2017. The total value of securities on loan as of March 31, 2017 was $2,611,816.
(h)	Rate disclosed is the seven day effective yield as of March 31, 2017.
(i)	All or a portion of these securities are held as collateral for outstanding swap agreements.
(j)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of March 31, 2017. The total value of collateral held for securities on loan was $2,670,163.

Total Return Swap Contracts
Counter Party	Reference Entry/ Obligation	Fund Pays	Fund Receives	Termination Date	Units	Notional Amount	Net Unrealized Depreciation
BNP	iShares iBoxx $ High Yield Corporate Bond ETF	1-month USD LIBOR minus 135 basis points	Total return	June 1, 2018	150,000	$13,167,000	$(2,940)

Schedule of Open Futures Contracts

	Numbers of Contracts Long (Short)	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
Canadian Dollar Futures Contract, Expires June 2017	(3)	$(225,990)	$(7)
Euro Currency Futures Contract, Expires June 2017	1	134,025	48
New Zealand Dollar Futures Contract, Expires June 2017	2	139,980	(25)

			$16

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND

Schedule of Investments	March 31, 2017

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 97.94%
SPDR S&P 500 ETF Trust (a)	20,200	$4,761,948

TOTAL EXCHANGE-TRADED FUNDS (Cost $4,185,843)		4,761,948

Money Market Securities — 2.04%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.55% (b)	99,086	99,086

TOTAL MONEY MARKET SECURITIES (Cost $99,086)		99,086

TOTAL INVESTMENTS – 99.98% (Cost $4,284,929)		4,861,034

Other Assets in Excess of Liabilities – 0.02%		979

NET ASSETS – 100.00%		$4,862,013

(a)	All or a portion of the security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2017.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND

Schedule of Written Options	March 31, 2017

(Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options — (0.23)%
SPDR S&P 500 ETF Trust/April 2017/ Strike Price $241.00 (a)	(202)	$(11,110)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $20,443)		$(11,110)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Assets and Liabilities	March 31, 2017

(Unaudited)

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
Assets
Investments in securities at fair value (cost $161,824,137 and $4,284,929), including $2,611,816 and $0 of securities on loan	$163,555,242	(a)	$4,861,034
Cash held at broker	21,780		—
Receivable for fund shares sold	82,857		—
Receivable for investments sold	2,032,657		—
Dividends and interest receivable	284,746		20,906
Receivable from Adviser	—		11,542
Prepaid expenses	22,739		15,779

Total Assets	166,000,021		4,909,261

Liabilities
Unrealized loss on swap contracts	2,940		—
Payable for closed swap contracts	139,782		—
Options written, at value (premium received $0 and $20,443)	—		11,110
Payable for fund shares redeemed	122,613		—
Payable for investments purchased	31,366,306		—
Payable for net variation margin on futures contracts	239		—
Payable upon return of securities loaned	2,670,163		—
Payable to Adviser	112,242		—
Payable for 12b-1 fees, Investor Class	5,016		32
Payable for Administration Plan fees, Investor Class	716		3
Payable to administrator, fund accountant, and transfer agent	20,413		11,995
Payable to trustees	2,672		2,676
Other accrued expenses	30,538		21,432

Total Liabilities	34,473,640		47,248

Net Assets	$131,526,381		$4,862,013

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Assets and Liabilities (continued)	March 31, 2017

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Net Assets consist of:
Paid-in capital	$151,301,657	$4,453,184
Accumulated undistributed net investment income (loss)	91,443	(56,592)
Accumulated undistributed net realized loss from investments	(21,594,900)	(120,017)
Net unrealized appreciation (depreciation) on:
Investment securities	1,731,105	576,105
Written options	—	9,333
Swap contracts	(2,940)	—
Futures contracts	16	—

Net Assets	$131,526,381	$4,862,013

Net Assets: Institutional Class	$123,176,542	$4,823,919

Shares outstanding (unlimited number of shares authorized, no par value)	11,712,936	444,383

Net asset value and offering price per share	$10.52	$10.86

Redemption price per share (NAV * 99%) (b)	$10.41	$10.75

Net Assets: Investor Class	$8,349,839	$38,094

Shares outstanding (unlimited number of shares authorized, no par value)	788,403	3,508

Net asset value and offering price per share	$10.59	$10.86

Redemption price per share (NAV * 99%) (b)	$10.48	$10.75

(a)	Investments include securities purchased with cash proceeds from securities loaned.
(b)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Operations	For the Six Months Ended March 31, 2017

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Investment Income
Dividend income	$2,931,060	$49,199
Interest income	133,336	—
Income from securities loaned	43,110	—

Total investment income	3,107,506	49,199

Expenses
Investment Adviser	675,073	21,859
Administration plan, Investor Class	4,006	41
12b-1, Investor Class	10,016	104
Administration	57,302	21,938
Fund accounting	27,154	16,092
Transfer agent	16,572	14,646
Legal	12,069	10,989
Registration	17,010	21,291
Custodian	9,599	2,444
Audit	11,165	11,855
Trustee	5,739	5,743
Insurance	7,712	1,917
Pricing	2,947	310
Report printing	15,007	2,028
Offering	—	4,952
CCO	4,103	4,102
Miscellaneous	17,325	14,317

Total expenses	892,799	154,628
Fees waived and expenses reimbursed by Adviser	—	(116,596)
Fees reduced by Administrator	—	(13,563)

Net operating expenses	892,799	24,469

Net investment income	2,214,707	24,730

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Operations (continued)	For the Six Months Ended March 31, 2017

(Unaudited)

	IRON Strategic Income Fund	IRON Equity Premium Income Fund
Net Realized and Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	$2,318	$—
Net realized gain (loss) on:
Investment securities	2,019,969	39,190
Swap contracts	(707,048)	—
Written options	—	(80,769)
Futures contracts	42,691	—
Change in unrealized appreciation (depreciation) on:
Investment securities	(1,445,695)	381,364
Swap contracts	(119,061)	—
Written options	—	11,569
Futures contracts	16	—

Net realized and unrealized gain (loss) on investment securities, swap contracts, written options and futures contracts	(206,810)	351,354

Net increase in net assets resulting from operations	$2,007,897	$376,084

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Changes in Net Assets

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,214,707	$5,246,943	$24,730	$61,980
Long term capital gain dividends from investment companies	2,318	49,529	—	—
Net realized gain (loss) on investment securities, swap contracts, written options and futures contracts	1,355,612	(13,236,187)	(41,579)	(78,438)
Change in unrealized appreciation (depreciation) on investment securities, swap contracts, written options and futures contracts	(1,564,740)	13,318,310	392,933	192,505

Net increase in net assets resulting from operations	2,007,897	5,378,595	376,084	176,047

Distributions
From net investment income — Institutional Class	(2,038,317)	(4,999,453)	(80,549)	(61,915)
From net investment income — Investor Class	(116,739)	(248,399)	(773)	(980)

Total distributions	(2,155,056)	(5,247,852)	(81,322)	(62,895)

Capital Transactions — Institutional Class
Proceeds from shares sold	13,522,585	24,226,966	234,308	6,796,278
Reinvestment of distributions	1,818,803	4,608,765	80,549	61,915
Amount paid for shares redeemed	(27,819,952)	(123,287,496)	(452,111)	(2,297,355)
Proceeds from redemption fees (b)	657	312	—	141

Total Institutional Class	(12,477,907)	(94,451,453)	(137,254)	4,560,979

Capital Transactions — Investor Class
Proceeds from shares sold	1,290,403	1,133,819	13,700	125,016
Reinvestment of distributions	116,026	246,389	773	980
Amount paid for shares redeemed	(1,406,741)	(5,567,645)	(92,749)	(17,346)
Proceeds from redemption fees (b)	—	55	—	—

Total Investor Class	(312)	(4,187,382)	(78,276)	108,650

Net increase (decrease) in net assets resulting from capital transactions	(12,478,219)	(98,638,835)	(215,530)	4,669,629

Total Increase (Decrease) in Net Assets	(12,625,378)	(98,508,092)	79,232	4,782,781

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Statements of Changes in Net Assets (continued)

	IRON Strategic Income Fund		IRON Equity Premium Income Fund
	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016	For the Six Months Ended March 31, 2017 (Unaudited)	For the Period Ended September 30, 2016 (a)
Net Assets
Beginning of period	$144,151,759	$242,659,851	$4,782,781	$—

End of period	$131,526,381	$144,151,759	$4,862,013	$4,782,781

Accumulated undistributed net investment income (loss) included in net assets at end of period	$91,443	$31,792	$(56,592)	$—

Share Transactions — Institutional Class
Shares sold	1,277,368	2,323,105	22,192	680,618
Shares issued in reinvestment of distributions	173,564	448,280	7,475	6,200
Shares redeemed	(2,627,239)	(11,882,940)	(42,322)	(229,780)

Total Institutional Class	(1,176,307)	(9,111,555)	(12,655)	457,038

Share Transactions — Investor Class
Shares sold	120,735	107,596	1,275	12,588
Shares issued in reinvestment of distributions	10,995	23,761	72	98
Shares redeemed	(132,526)	(531,774)	(8,758)	(1,767)

Total Investor Class	(796)	(400,417)	(7,411)	10,919

Net increase (decrease) in shares outstanding	(1,177,103)	(9,511,972)	(20,066)	467,957

(a)	For the period October 30, 2015 (commencement of operations) to September 30, 2016.
(b)	The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

This page intentionally left blank.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016
Selected Per Share Data:
Net asset value, beginning of period	$10.53		$10.46

Investment operations:
Net investment income (a)	0.18		0.32
Net realized and unrealized gain (loss)	(0.02)		0.07

Total from investment operations	0.16		0.39

Less distributions to shareholders:
From net investment income	(0.17)		(0.32)
Tax Return of Capital	—		—
From net capital gains	—		—

Total distributions	(0.17)		(0.32)

Paid in capital from redemption fees	—	(c)	— (c)

Net asset value, end of period	$10.52		$10.53

Total Return (d)	1.55	%(e)	3.85%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$123,177		$135,780
Ratio of expenses to average net assets (f)	1.30	%(g)	1.28%
Ratio of net investment income to average net assets (a) (f)	3.30	%(g)	3.02%
Portfolio turnover rate	252	%(e)	673%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

$11.45	$11.47	$11.33	$11.13

0.34	0.48	0.52 (b)	0.52 (b)
(0.76)	(0.01)	0.04	0.68

(0.42)	0.47	0.56	1.20

(0.30)	(0.49)	(0.42)	(0.49)
—	—	—	(0.02)
(0.27)	—	—	(0.49)

(0.57)	(0.49)	(0.42)	(1.00)

— (c)	— (c)	— (c)	— (c)

$10.46	$11.45	$11.47	$11.33

-3.75%	4.14%	5.02%	11.22%

$230,120	$378,785	$414,438	$488,713
1.19%	1.15%	1.15%	1.13%

2.98%	4.07%	4.51%	4.61%
191%	45%	43%	72%

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016
Selected Per Share Data:
Net asset value, beginning of period	$10.61		$10.54

Investment operations:
Net investment income (a)	0.15		0.30
Net realized and unrealized gain (loss)	(0.02)		0.06

Total from investment operations	0.13		0.36

Less distributions to shareholders:
From net investment income	(0.15)		(0.29)
Tax Return of Capital	—		—
From net capital gains	—		—

Total distributions	(0.15)		(0.29)

Paid in capital from redemption fees	—		— (c)

Net asset value, end of period	$10.59		$10.61

Total Return (d)	1.27	%(e)	3.54%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$8,350		$8,372
Ratio of expenses to average net assets (f)	1.65	%(g)	1.63%
Ratio of net investment income to average net assets (a) (f)	2.94	%(g)	2.67%
Portfolio turnover rate	252	%(e)	673%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Per share amounts calculated using average shares method.
(c)	Rounds to less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012

$11.53	$11.55	$11.41	$11.21

0.31	0.40	0.45 (b)	0.48 (b)
(0.77)	0.04	0.08	0.68

(0.46)	0.44	0.53	1.16

(0.26)	(0.46)	(0.39)	(0.45)
—	—	—	(0.02)
(0.27)	—	—	(0.49)

(0.53)	(0.46)	(0.39)	(0.96)

— (c)	— (c)	— (c)	— (c)

$10.54	$11.53	$11.55	$11.41

-4.08%	3.77%	4.60%	10.86%

$12,540	$24,328	$14,154	$4,199
1.54%	1.50%	1.49%	1.48%

2.61%	3.64%	3.90%	4.26%
191%	45%	43%	72%

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Period Ended September 30, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.22		$10.00

Investment operations:
Net investment income	0.06		0.12
Net realized and unrealized gain	0.76		0.22

Total from investment operations	0.82		0.34

Less distributions to shareholders:
From net investment income	(0.18)		(0.12)

Total distributions	(0.18)		(0.12)

Paid in capital from redemption fees	—		—	(b)

Net asset value, end of period	$10.86		$10.22

Total Return (c)	8.06	%(d)	3.41	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,824		$4,671
Ratio of expenses to average net assets (e)	1.00	%(f)	1.00	%(f)
Ratio of expenses to average net assets before waiver/reimbursement (e)	6.45	%(f)	6.51	%(f)
Ratio of net investment income to average net assets (e)	1.02	%(f)	1.36	%(f)
Portfolio turnover rate	0	%(d)	42	%(d)

(a)	For the period October 30, 2015 (commencement of operations) to September 30, 2016.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON EQUITY PREMIUM INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Period Ended September 30, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.22		$10.00

Investment operations:
Net investment income	0.02		0.10
Net realized and unrealized gain	0.78		0.21

Total from investment operations	0.80		0.31

Less distributions to shareholders:
From net investment income	(0.16)		(0.09)

Total distributions	(0.16)		(0.09)

Net asset value, end of period	$10.86		$10.22

Total Return (b)	7.83	%(c)	3.12	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38		$112
Ratio of expenses to average net assets (d)	1.35	%(e)	1.35	%(e)
Ratio of expenses to average net assets before waiver/reimbursement (d)	6.80	%(e)	6.86	%(e)
Ratio of net investment income to average net assets (d)	0.69	%(e)	1.15	%(e)
Portfolio turnover rate	0	%(c)	42	%(c)

(a)	For the period October 30, 2015 (commencement of operations) to September 30, 2016.
(b)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	These ratios exclude the impact of income and expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

IRON FUNDS

Notes to the Financial Statements	March 31, 2017

(Unaudited)

NOTE 1. ORGANIZATION

The IRON Strategic Income Fund (the “Strategic Income Fund”) and the IRON Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are each a diversified series of the Unified Series Trust (the “Trust”). The Strategic Income Fund commenced operations on October 11, 2006 and the Equity Premium Income Fund commenced operations on October 30, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is IRON Financial, LLC (the “Adviser”). The investment objective of the IRON Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation. The investment objective of the IRON Equity Premium Fund seeks to provide superior risk-adjusted total returns relative to the CBOE S&P 500 BuyWrite Index.

Each Fund currently offers two classes of shares, Institutional Class and Investor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class. On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Funds may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Regulatory Updates – In October 2016, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the amendments by the August 1, 2017 compliance date.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of each Fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Equity Premium Income Fund anticipates making quarterly distributions that in the aggregate will approximate from 4% to 5% of the Equity Premium Income Fund’s net assets on an annual basis, although the actual amount may vary. The Equity Premium Income Fund expects that at times a substantial portion of these quarterly distributions will be in amounts in excess of net investment income and realized net short term capital gains, which would constitute a non-taxable return of capital. Each Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Security Loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the fair value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%. As of March 31, 2017, the Strategic Income Fund loaned securities having a fair value of $2,611,816 and received $2,670,163 of cash collateral for the loan from the following counterparties: Morgan Stanley & Co., LLC, and RBC Capital Markets, LLC. This cash was invested in money market securities.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, may be priced at the ending net asset value (“NAV”) provided by the service agent of the fund. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be classified as Level 1 securities.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

Strategic Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$12,913,752	$—	$12,913,752
U.S. Treasury Obligations	—	5,147,745	—	5,147,745
Mutual Funds	55,673,533	5,238,728	—	60,912,261
Exchange-Traded Funds	37,779,829	—	—	37,779,829
Money Market Securities	46,801,655	—	—	46,801,655
Future Contracts**	16	—	—	16

Total	$140,255,033	$23,300,225	$—	$163,555,258

Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swap Contracts**	$—	$(2,940)	$—	$(2,940)

Total	$—	$(2,940)	$—	$(2,940)

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity Premium Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,761,948	$—	$—	$4,761,948
Money Market Securities	99,086	—	—	99,086

Total	$4,861,034	$—	$—	$4,861,034

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(11,110)	$—	$—	$(11,110)

Total	$(11,110)	$—	$—	$(11,110)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net appreciation (depreciation) as of March 31, 2017. See Note 4 for additional information related to these instruments.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy for the six months ended March 31, 2017:

Strategic Income Fund
	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Mutual Funds	$5,238,728	$—

The Strategic Income Fund held mutual funds that at September 30, 2016 were priced at the ending NAV provided by the service agent of the mutual fund and were categorized in Level 1. On March 31, 2017, due to the timely unavailability of a final NAV, the mutual funds were fair valued by the Adviser, in accordance with the Trust’s valuations policies, and were categorized in Level 2.

NOTE 4. DERIVATIVE TRANSACTIONS

The Funds may use derivative instruments for any purpose consistent with their investment objectives including hedging or managing risk or ensuring that each

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Funds’ securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Funds may also use derivatives to establish a position in the fixed income or equity markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional securities.

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Strategic Income Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Strategic Income Fund’s books and records. Upon entering into a credit default swap, the Strategic Income Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

received by the Strategic Income Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Strategic Income Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Strategic Income Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Strategic Income Fund receiving or paying only the net amount of the two payments. The Strategic Income Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Strategic Income Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract. As of March 31, 2017, there were no outstanding credit default swap contracts held by the Strategic Income Fund.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

To mitigate counterparty risk on swap agreements, the Strategic Income Fund may require the counterparty to post collateral to the Strategic Income Fund’s custodian to cover the Strategic Income Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Strategic Income Fund to post collateral to a segregated account at the Fund’s custodian. As of March 31, 2017, the Strategic Income Fund’s segregated collateral for outstanding swap contracts in the amount of $46,801,655.

Futures Contracts – The Strategic Income Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging, managing risk or obtaining market exposure. The Strategic Income Fund may enter into futures contracts, including, but not limited to, interest rate, commodity and index futures. The Income Strategic Fund may also purchase and sell (write) covered and uncovered put and call options on futures contracts.

The purchase of futures contracts or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Strategic Income Fund may also purchase and sell interest rate futures contracts on a short-term trading basis as a means of managing the duration of and interest rate exposure of the Strategic Income Fund. The Strategic Income Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Strategic Income Fund will engage in this strategy only when the Adviser believes it is more advantageous to the Strategic Income Fund than purchasing the futures contract.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statements of Assets and Liabilities. The change in unrealized net appreciation/(depreciation) is reported on the Statements of Operations. When a contract is closed, a realized gain or loss is reported on the Statements of Operations, equal to the difference between the opening and closing value of the contract. Cash held at broker as of March 31, 2017 is held for collateral for futures transactions and is restricted from withdrawal.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Written Options Contracts – The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Transactions in written options by the Equity Premium Income Fund during the six months ended March 31, 2017, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2016	217	$35,522
Options written	1,701	236,571
Options closed	(1,716)	(251,650)

Options outstanding at March 31, 2017	202	$20,443

The following tables identify the location and fair value of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2017, and the effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2017.

Fund	Derivative – Primary Risk Exposure	Location of Derivatives on Statements of Assets and Liabilities	Fair Value
			Asset Derivatives	Liability Derivatives
Strategic Income Fund	Swap contracts – Credit Risk	Unrealized loss on swap contracts	$—	$2,940
Equity Premium Income Fund	Written option contracts – Equity Price Risk	Options written, at value	—	11,110

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Fund	Futures contracts – Interest Rate Risk	Net realized and unrealized gain (loss) on futures contracts	183	183	$42,691	$16

Fund	Derivative – Primary Risk Exposure	Location of Gain (Loss) on Derivatives on Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income Fund	Swap contracts – Credit Risk	Net realized and unrealized gain (loss) on swap contracts	$(707,048)	$(119,061)
Equity Premium Income Fund	Written option contracts – Equity Price Risk	Net realized and unrealized gain (loss) on written options	(80,769)	11,569

The following summarizes the average ending monthly market value of derivatives outstanding during the six months ended March 31, 2017:

Fund	Derivative	Average Market Value
Strategic Income Fund	Futures contracts	$(694,144)
Equity Premium Income Fund	Written option contracts	(30,203)

The following summarizes the average ending monthly notional value of swap agreements outstanding during the six months ended March 31, 2017:

Average Notional Value
Total return swap agreements	$(2,395,833)

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS – continued

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2017:

					Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Strategic Income Fund
Securities Loaned	$—	$2,670,163	$—	$2,670,163	$(2,670,163)	$—	$—
Swap contracts	—	2,940	—	2,940	—	—	2,940
Futures contracts	—	239	—	239	—	—	239

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage its cash collateral and securities collateral on a counterparty basis. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Strategic Income Fund’s average daily net assets and 0.90% of the Equity Premium Income Fund’s average net assets. For the six months ended March 31, 2017, the Adviser earned fees, before the waiver

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

described below, of $675,073 and $21,859 from the Strategic Income Fund and Equity Premium Income Fund, respectively.

With respect to the Equity Premium Income Fund, the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Investor Class only); borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.00% of average daily net assets through January 31, 2018. Any waiver or reimbursement by the Adviser is subject to repayment by the Equity Premium Income Fund within three years following the date of the waiver/reimbursement, provided that the Fund is able to make the repayment without exceeding the 1.00% limitation. This expense cap may not be terminated prior to this date except by the Board. The amount subject to repayment by the Equity Premium Income Fund, pursuant to the aforementioned conditions at March 31, 2017, were as follow:

Amount	Subject to Repayment until September 30,
$184,484	2019
116,596	2020

The Trust retains Ultimus Asset Services, LLC (“Ultimus”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Trust also retains Ultimus to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2017, fees for administrative, transfer agent, fund accounting services, reimbursement of out-of-pocket expenses and the amounts due to Ultimus at March 31, 2017 were as follows:

	Strategic Income Fund	Equity Premium Income Fund
Administration	$57,302	$21,938
Fund accounting	27,154	16,092
Transfer agent	16,572	14,646
Ultimus waived fees	—	(13,563)
Payable to Ultimus	20,413	11,995

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

During the six months ended March 31, 2017, Ultimus agreed to waive fees for Equity Premium Fund in the amount of $13,563.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Funds.

Huntington National Bank is the custodian of the Equity Premium Funds’ investments. U.S. Bank is the custodian of the Strategic Income Fund. A Trustee of the Trust is a member of management of Huntington National Bank.

The Trust, with respect to each Fund, has adopted a Distribution Plan (the “Plan”) for Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Funds, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Funds or Adviser may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended March 31, 2017, the 12b-1 expense incurred by the Strategic Income Fund Investor Class was $10,016. The Strategic Income Fund owed $5,016 for 12b-1 fees as of March 31, 2017. For the six months ended March 31, 2017, the 12b-1 expense incurred by the Equity Premium Income Fund Investor Class was $104. The Equity Premium Income Fund owed $32 for 12b-1 fees as of March 31, 2017.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust, with respect to each Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which each Fund pay an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries who provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund, the Fund’s distributor or the Adviser. Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Funds beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Funds based on established target levels for the customer’s demand deposit accounts; and (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with other customer transactions; and (m) furnishing monthly and year-end statements and confirmations of purchases, exchanges and redemptions. For the six months ended March 31, 2017, the Strategic Income Fund Investor class incurred $4,006 in Admin Plan fees. At March 31, 2017, the Strategic Income Fund owed the Adviser $716 for Admin Plan fees. For the six months ended March 31, 2017, the Equity Premium Income Fund Investor class incurred $41 in Admin Plan fees. At March 31, 2017, the Equity Premium Income Fund owed the Adviser $3 for Admin Plan fees.

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases	Strategic Income Fund	Equity Premium Income Fund
U.S. Government Obligations	$2,634,506	$—
Other	291,166,055	—
Sales
U.S. Government Obligations	$2,625,938	$—
Other	300,708,078	351,444

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2017, TD Ameritrade owned, as record shareholder, 48.12% of the outstanding shares of the Strategic Income Fund. At March 31, 2017, TD Ameritrade owned, as record shareholder, 94.17% of the outstanding shares of the Equity Premium Income Fund. It is not known whether TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

As of March 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation	Tax Cost
Strategic Income Fund	$1,060,560	$(182,087)	$878,473	$162,749,503
Equity Premium Fund	578,219	—	$578,219	4,271,704

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

The tax characterization of distributions paid for the fiscal periods ended September 30, 2016 was as follows:

	Distributions Paid From
Fund	Ordinary Income*	Long-Term Capital Gains	Return of Capital	Total Distributions
Strategic Income Fund	$5,247,852	$—	$—	$5,247,852
Equity Premium Fund	61,980	—	915	62,895

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation	Total
Strategic Income Fund	$111,568	$(22,063,837)	$2,324,152	$(19,628,117)
Equity Premium Fund	—	(71,219)	185,286	114,067

As of September 30, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and the tax treatment of credit default swaps.

As of September 30, 2016, the Strategic Income Fund and Equity Premium Income Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of 6,148,917 and $678,728.

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax period ended September 30, 2016, the Strategic Income Fund and Equity Premium Income Fund deferred post October capital losses in the amount of $15,236,192 and $71,219.

NOTE 9. RESTRICTED SECURITIES

The Strategic Income Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. Restricted securities are securities that

IRON FUNDS

Notes to the Financial Statements (continued)	March 31, 2017

(Unaudited)

NOTE 9. RESTRICTED SECURITIES – continued

may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Strategic Income Fund will not incur any registration costs upon such resale. The Strategic Income Fund’s restricted securities are valued at the price provided by dealers in the secondary market. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2017, the aggregate value of such securities amounted to $508,438 and value amounts to 0.39% of the net assets of the Strategic Income Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
NRG Yield, Inc., 3.500%, 2/1/2019	7/22/2015	$500,000	$506,664	$508,438

				$508,438

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

IRON FUNDS

Summary of Fund Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2016 and held through March 31, 2017.

Actual Expenses

The first line of each table below for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table for each class provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

IRON FUNDS

Summary of Fund Expenses – (Unaudited) (continued)

		Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period (1)	Annualized Expense Ratio
IRON Strategic Income Fund
Institutional Class	Actual	$1,000.00	$1,015.50	$6.54	1.30%
	Hypothetical (2)	$1,000.00	$1,018.45	$6.54	1.30%
Investor Class	Actual	$1,000.00	$1,012.70	$8.28	1.65%
	Hypothetical (2)	$1,000.00	$1,016.70	$8.30	1.65%
IRON Equity Premium Income Fund
Institutional Class	Actual	$1,000.00	$1,080.60	$5.19	1.00%
	Hypothetical (2)	$1,000.00	$1,019.95	$5.04	1.00%
Investor Class	Actual	$1,000.00	$1,078.30	$7.00	1.35%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.79	1.35%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(2)	Hypothetical assumes 5% annual return before expenses.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

IRON Financial, LLC

630 Dundee Road

Suite 200

Northbrook, IL 60062

DISTRIBUTOR

Unified Financial Securities, LLC

2465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN (Strategic Income Fund)

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

CUSTODIAN (Equity Premium Income Fund)

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC,

Member FINRA/SIPC

www.ironfunds.com

IRON FUNDS

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

FCI Bond Fund

Semi-Annual Report

March 31, 2017

Fund Adviser:

Financial Counselors, Inc.

5901 College Boulevard, Suite 110

Overland Park, Kansas 66211

Toll Free (877) 627-8504

INVESTMENT RESULTS – (UNAUDITED)

Average Annual Total Returns*

(for the periods ended March 31, 2017)

	Six Months	1 Year	5 Year	10 Year
FCI Bond Fund	(1.40)%	0.50%	1.92%	3.74%
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index®**	(1.30)%	0.42%	1.88%	3.76%

Total annual operating expenses, as disclosed in the FCI Bond Fund (the “Fund”) prospectus dated January 28, 2017 were 0.88% of average daily net assets (0.80% after fee waivers/expense reimbursements by Financial Counselors, Inc. (the “Adviser”)). The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding: brokerage fees and commissions; borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold short); taxes; any 12b-1 fees; any indirect expenses such as acquired fund fees and expenses; and extraordinary litigation expenses do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2018, subject to the Adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 0.80% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the expense ratios as of March 31, 2017 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

1

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index® (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

2

FUND HOLDINGS – (UNAUDITED)

1As a percent of net assets.

The investment objective of the Fund is total return, comprised of both income and capital appreciation.

Portfolio holdings are subject to change.

AVAILABILITY OF PORTFOLIO SCHEDULE – (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

FCI BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2017 (Unaudited)

CORPORATE BONDS – 64.17%	Principal Amount	Fair Value
Corporate Bonds – Domestic – 58.51%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$854,147
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	324,177
American International Group, Inc., 5.850%, 1/16/2018	700,000	722,411
American International Group, Inc., 4.125%, 2/15/2024	600,000	616,377
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	82,547
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	242,015
Associates Corp. of North America, 6.950%, 11/1/2018	200,000	214,915
AvalonBay Communities, Inc., 2.950%, 9/15/2022	450,000	451,536
Bank of America Corp., 6.875%, 4/25/2018	500,000	526,251
Bank of America Corp., 5.650%, 5/1/2018	1,000,000	1,040,690
BB&T Corp., 1.450%, 1/12/2018	500,000	499,982
BlackRock, Inc., 5.000%, 12/10/2019	500,000	542,428
Capital One Financial Corp., 6.750%, 9/15/2017	500,000	511,682
CareFusion Corp., 1.450%, 5/15/2017	310,000	310,003
Celgene Corp., 3.625%, 5/15/2024	500,000	506,873
Citigroup, Inc., 5.375%, 8/9/2020	550,000	601,804
CVS Health Corp., 1.900%, 7/20/2018	680,000	681,561
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/2023 (a)	400,000	432,162
Discover Financial Services, 5.200%, 4/27/2022	475,000	513,032
Fifth Third Bank, 2.250%, 6/14/2021	400,000	395,697
Ford Motor Credit Co LLC, 3.000%, 6/12/2017	900,000	902,589
General Electric Capital Corp., 6.000%, 8/7/2019	150,000	164,819
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,111,939
Goldman Sachs Group, Inc./The, 6.000%, 6/15/2020	400,000	443,100
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	256,689
JPMorgan Chase & Co., 2.700%, 5/18/2023	1,225,000	1,201,527
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	666,975
Keycorp, 2.300%, 12/13/2018	680,000	684,325
McDonald’s Corp., 3.700%, 1/30/2026	98,000	100,418
MetLife, Inc., 6.817%, 8/15/2018	510,000	543,816
Morgan Stanley, 5.500%, 7/28/2021	656,000	728,176
National Oilwell Varco, Inc., 2.600%, 12/1/2022	450,000	431,246

See accompanying notes which are an integral part of these financial statements.

4

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2017 (Unaudited)

CORPORATE BONDS – 64.17% – continued	Principal Amount	Fair Value
Corporate Bonds – Domestic – 58.51% – continued
Prudential Financial, Inc., 7.375%, 6/15/2019	$400,000	$446,195
Raymond James Financial, Inc., 3.625%, 9/15/2026	450,000	443,897
Schlumberger Investment, 3.650%, 12/1/2023	450,000	469,780
SunTrust Banks, Inc., 6.000%, 9/11/2017	400,000	407,947
Synchrony Financial, 3.750%, 8/15/2021	500,000	515,678
Time Warner, Inc., 3.400%, 6/15/2022	800,000	817,639
TJX Cos, Inc./The, 2.250%, 9/15/2026	200,000	183,896
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	579,499
Wells Fargo & Co., 5.625%, 12/11/2017	200,000	205,492
Wells Fargo & Co., 2.550%, 12/7/2020	500,000	502,799
Zoetis, Inc., 3.250%, 2/1/2023	485,000	490,407

TOTAL CORPORATE BONDS – DOMESTIC (Cost $22,046,308)		22,369,138

Corporate Bonds – Foreign – 5.66%

Corporate Bonds – Australia – 2.29%
National Australia Bank Ltd./New York, 2.800%, 1/10/2022	500,000	503,451
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	374,247

		877,698

Corporate Bonds – Canada – 1.29%
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	32,571
Encana Corp., 3.900%, 11/15/2021	450,000	460,191

		492,762

Corporate Bond – Isle of Man – 0.95%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	361,708

Corporate Bonds – Netherlands – 1.13%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	434,078

TOTAL CORPORATE BONDS – FOREIGN (Cost $2,131,744)		$2,166,246

TOTAL CORPORATE BONDS (Cost $24,178,052)		24,535,384

See accompanying notes which are an integral part of these financial statements.

5

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS – 21.83%	Principal Amount	Fair Value
United States Treasury Note, 2.625%, 11/15/2020	$250,000	$258,184
United States Treasury Note, 1.750%, 4/30/2022	550,000	544,457
United States Treasury Note, 2.500%, 8/15/2023	375,000	382,654
United States Treasury Note, 2.750%, 2/15/2024	3,460,000	3,580,965
United States Treasury Note, 2.000%, 2/15/2025	600,000	586,863
United States Treasury Note, 2.125%, 5/15/2025	1,650,000	1,625,412
United States Treasury Note, 1.625%, 2/15/2026	500,000	470,186
United States Treasury Note, 1.000%, 11/30/2018	900,000	897,029

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,486,731)		8,345,750

U.S. GOVERNMENT AGENCIES – 7.95%
Federal Home Loan Banks, 2.000%, 11/28/2029	200,000	199,551
Federal Home Loan Mortgage Corporation, 1.000%, 10/27/2023	700,000	692,476
Federal National Mortgage Association, 1.500%, 8/10/2021	600,000	586,816
Federal National Mortgage Association, 1.500%, 8/24/2021	795,000	767,999
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	795,153

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,082,573)		3,041,995

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES – 4.15%
Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	20,187	22,373
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	19,792	21,639
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	17,847	19,500
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	38,516	43,135
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	53,540	61,272

See accompanying notes which are an integral part of these financial statements.

6

FCI BOND FUND

SCHEDULE OF INVESTMENTS – (continued)

March 31, 2017 (Unaudited)

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES – 4.15% – continued	Principal Amount	Fair Value
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	$16,563	$18,401
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	423,300	445,865
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	326,166	335,550
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	620,592	618,863

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,580,848)		1,586,598

PREFERRED STOCKS – 0.21%	Shares
Federal National Mortgage Association, Series S, 8.250%	12,000	79,080

TOTAL PREFERRED STOCKS (Cost $300,000)		79,080

MONEY MARKET SECURITIES – 1.47%
Fidelity Investments Money Market Government Portfolio – Class I, 0.56% (b)	562,504	562,504

TOTAL MONEY MARKET SECURITIES (Cost $562,504)		562,504

TOTAL INVESTMENTS – 99.78% (Cost $38,190,708)		38,151,311

Other Assets in Excess of Liabilities – 0.22%		82,807

NET ASSETS – 100.00%		$38,234,118

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2017.

See accompanying notes which are an integral part of these financial statements.

7

FCI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2017 (Unaudited)

Assets
Investments in securities at fair value (cost $38,190,708)	$38,151,311
Receivable for fund shares sold	14,361
Dividends and interest receivable	286,116
Prepaid expenses	6,598

Total Assets	38,458,386

Liabilities
Payable for fund shares redeemed	4,434
Payable for investments purchased	183,820
Payable to Adviser	10,815
Payable to administrator, fund accountant, and transfer agent	5,975
Payable to custodian	1,020
Payable to trustees	2,665
Other accrued expenses	15,539

Total Liabilities	224,268

Net Assets	$38,234,118

Net Assets consist of:
Paid-in capital	$38,317,991
Accumulated undistributed net investment income	41,402
Accumulated undistributed net realized loss from investments	(85,878)
Net unrealized depreciation on investments	(39,397)

Net Assets	$38,234,118

Shares outstanding (unlimited number of shares authorized, no par value)	3,701,373

Net asset value (“NAV”) and offering price per share	$10.33

Redemption price per share (NAV * 99%) (a)	$10.23

(a)	The Fund charges a 1.00% redemption fee on shares redeemed in 60 days or less of purchase. Shares are redeemed at the NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

8

FCI BOND FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2017 (Unaudited)

Investment Income
Interest income	$537,217
Dividend income	1,121

Total investment income	538,338

Expenses
Investment Adviser	78,644
Administration	16,118
Legal	10,792
Fund accounting	10,138
Audit	8,691
Transfer agent	7,482
Trustee	5,733
Registration	5,670
Report printing	4,780
CCO	4,099
Pricing	3,889
Custodian	3,113
Insurance	2,100
Miscellaneous	12,072

Total expenses	173,321

Fees waived by Adviser	(15,882)

Net operating expenses	157,439

Net investment income	380,899

Net Realized and Unrealized Loss on Investments
Net realized loss on investment securities transactions	(50,401)
Net change in unrealized depreciation of investment securities	(923,253)

Net realized and unrealized loss on investments	(973,654)

Net decrease in net assets resulting from operations	$(592,755)

See accompanying notes which are an integral part of these financial statements.

9

FCI BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$380,899	$780,776
Net realized gain (loss) on investment securities transactions	(50,401)	210,598
Net change in unrealized appreciation (depreciation) of investment securities	(923,253)	563,302

Net increase (decrease) in net assets resulting from operations	(592,755)	1,554,676

Distributions
From net investment income	(378,766)	(797,043)

Total distributions	(378,766)	(797,043)

Capital Transactions
Proceeds from shares sold	1,893,898	6,293,980
Reinvestment of distributions	27,035	64,044
Amount paid for shares redeemed	(4,173,067)	(10,079,003)

Net decrease in net assets resulting from capital transactions	(2,252,134)	(3,720,979)

Total Decrease in Net Assets	(3,223,655)	(2,963,346)

Net Assets
Beginning of period	41,457,773	44,421,119

End of period	$38,234,118	$41,457,773

Accumulated undistributed net investment income	$41,402	$39,269

Share Transactions
Shares sold	183,414	600,340
Shares issued in reinvestment of distributions	2,635	6,139
Shares redeemed	(403,385)	(964,312)

Net decrease in shares outstanding	(217,336)	(357,833)

See accompanying notes which are an integral part of these financial statements.

10

FCI BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	For the Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30,
			2016	2015	2014	2013	2012
Selected Per Share Data:
Net asset value, beginning of period	$10.58		$10.39	$10.42	$10.39	$10.79	$10.43

Investment operations:
Net investment income	0.10		0.20	0.20	0.20	0.20	0.31
Net realized and unrealized gain (loss)	(0.25)		0.19	(0.03)	0.07	(0.29)	0.42

Total from investment operations	(0.15)		0.39	0.17	0.27	(0.09)	0.73

Less distributions:
From net investment income	(0.10)		(0.20)	(0.20)	(0.20)	(0.19)	(0.32)
From net realized gain	–		–	–	(0.04)	(0.12)	(0.05)

Total distributions	(0.10)		(0.20)	(0.20)	(0.24)	(0.31)	(0.37)

Paid in capital from redemption fees	–		–	–	–	–	– (a)

Net asset value, end of period	$10.33		$10.58	$10.39	$10.42	$10.39	$10.79

Total Return (b)	(1.40	)%(c)	3.78%	1.61%	2.58%	(0.83)%	7.17%
Ratios and Supplemental Data:
Net assets, end of period (000)	$38,234		$41,458	$44,421	$48,357	$49,114	$58,025
Ratio of expenses to average net assets	0.80	%(d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	0.88	%(d)	0.88%	0.84%	0.81%	0.77%	0.88%
Ratio of net investment income to average net assets	1.94	%(d)	1.84%	1.83%	1.85%	1.82%	2.93%
Portfolio turnover rate	13	%(c)	29%	33%	42%	72%	66%

(a)	Redemption fees resulted in less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

11

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2017 (Unaudited)

NOTE 1. ORGANIZATION

The FCI Bond Fund (“the Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Financial Counselors, Inc. (the “Adviser”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required

12

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2017, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex- dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a quarterly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

13

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

14

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the

15

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at March 31, 2017 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$–	$22,369,138	$–	$22,369,138
Foreign Corporate Bonds	–	2,166,246	–	2,166,246
U.S. Treasury Obligations	–	8,345,750	–	8,345,750
U.S. Government Agencies	–	3,041,995	–	3,041,995
U.S. Government Mortgage Backed Agencies	–	1,586,598	–	1,586,598
Preferred Stocks	79,080	–	–	79,080
Money Market Securities	562,504	–	–	562,504
Total	$641,584	$37,509,727	$–	$38,151,311

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of March 31, 2017, based on input levels assigned at September 30, 2016.

16

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2017, the Adviser earned fees of $78,644 from the Fund. At March 31, 2017, the Adviser was owed $10,815 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary litigation expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Fund) do not exceed 0.80% of the Fund’s average daily net assets through January 31, 2018.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at March 31, 2017, were as follows:

Amount	Subject to Repayment Until September 30,
$11,047	2017
19,103	2018
32,926	2019
15,882	2020

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended March 31, 2017, Ultimus earned fees of $16,118 for administration services, $7,482 for transfer agent services, and

17

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

$10,138 for fund accounting services. At March 31, 2017, the Fund owed Ultimus $5,975 for such services.

Certain officers of the Trust are employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Funds’ shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor; such person may be deemed to be an affiliate of the Distributor.

Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$1,586,980
Other	3,451,517
Sales
U.S. Government Obligations	$3,739,510
Other	3,026,571

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2017, affiliated entities of Midwest Trust Company, affiliates of the Adviser, for the benefit of its customers, owned 98.81% of the Fund. As a result, Midwest Trust Company may be deemed to control the Fund.

18

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

As of March 31, 2017, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation	$424,377
Gross depreciation	(464,013)

Net appreciation on investments	$(39,636)

At March 31, 2017, the aggregate cost of securities for federal income tax purposes was $38,190,947 for the Fund.

The tax characterization of distributions for the fiscal years ended September 30, 2016 was as follows:

Distributions paid from:
Ordinary income*	$797,043
Long-term capital gain	–

Total distributions	$797,043

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$39,269
Accumulated capital and other losses	(35,238)
Net unrealized appreciation	883,617

$887,648

As of September 30, 2016, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $35,238.

19

FCI BOND FUND

NOTES TO THE FINANCIAL STATEMENTS – continued

March 31, 2017 (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since March 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure. There were no items requiring adjustment of the financial statements or additional disclosure.

20

SUMMARY OF FUND’S EXPENSES – (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2016 to March 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period*
Actual	$1,000.00	$986.00	$3.96
Hypothetical**	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

21

MANAGEMENT AGREEMENT RENEWAL – (UNAUDITED)

The FCI Bond Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s management agreement with its investment adviser, Financial Counselors, Inc. (“FCI”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual contract review.

The Committee convened on January 31, 2017 via teleconference to consider the renewal of the management agreement between the Trust and FCI. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator (“UAS”). In addition, the Committee and the Board interviewed certain executives of FCI, including FCI’s Senior Vice President and Co-Chief Investment Officer, Fixed Income, and its Senior Vice President, Chief Compliance Officer, at the February 2017 Board meeting.

At the Trustee’s February 2017 meeting, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or FCI, the Trustees approved the continuation of the management agreement between the Trust and FCI for an additional year. The Trustees’ approval of the Fund’s management agreement and sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)

The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that FCI provides to the FCI Fund, which included, but were not limited to, providing a continuous investment program for the FCI Fund, adhering to the FCI Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the FCI Fund. The Trustees considered the qualifications and experience of FCI’s portfolio managers who are responsible for the day-to-day management of the FCI Fund’s portfolio, as well as the qualifications and experience of the other individuals at FCI who provide services to the FCI Fund. The Trustees concluded that they were

22

MANAGEMENT AGREEMENT RENEWAL – (UNAUDITED)

satisfied with the nature, extent, and quality of investment management services provided by FCI to the FCI Fund.

(ii)	Fund Performance. The Trustees next reviewed and discussed the FCI Fund’s performance for periods ended December 31, 2016. The Trustees observed that the FCI Fund had outperformed its benchmark, the Bloomberg Barclay’s Capital U.S. Intermediate Government/Credit Bond Index, for the one- and five-year periods, and underperformed its benchmark for the three- and ten-year periods. The Trustees noted that the FCI Fund had underperformed the average return of its Morningstar Intermediate Term Bond Category over the one-, three-, five- and ten-year periods. The Trustees considered FCI’s explanation that the Fund’s underperformance is due to its shorter duration and higher allocation to corporate debt.

The Trustees also considered information about the FCI Fund’s performance against a composite of other accounts managed by FCI using a substantially similar strategy for the one-, three-, five- and ten-year periods, noting that the FCI Fund had underperformed the composite’s performance for the one-, three-, and ten-year periods but outperformed for the five-year period. The Trustees noted that much of the difference in performance between the composite and the Fund is due to differences in fees and exposure to corporate debt.

(iii)	Fee Rate and Profitability. The Trustees noted the FCI Fund’s gross management fee is equal to the median and below the average for funds of comparable size in its Morningstar Intermediate Term Bond Category. The Trustees also considered the profitability analysis prepared by FCI for management of the FCI Fund, which showed that FCI is not earning a profit from managing the FCI Fund. The Trustees noted FCI’s representation that it charges separate accounts managed using its fixed-income strategy a management fee that varies from 0.25% to 0.40%, in comparison to the FCI Fund’s 0.40% gross management fee, which after waiver is approximately 0.32%. In comparing these fees, the Trustees considered the differences between the scale and services provided by FCI to the FCI Fund and those generally provided by FCI to its separate accounts.

The Trustees considered other potential benefits that FCI may receive in connection with its management of the FCI Fund including third-party research obtained by soft dollars, which may be used to benefit the FCI Fund along with FCI’s other advisory clients. The Trustees noted FCI’s representation that, while the FCI Fund has the ability to generate soft-dollar commissions, it did not do so during the past year. After considering the above information, the Trustees concluded that the current

23

MANAGEMENT AGREEMENT RENEWAL – (UNAUDITED)

advisory fee for the FCI Fund represents reasonable compensation in light of the nature and quality of FCI’s services to the FCI Fund, the fees paid by competitive mutual funds, and the profitability of FCI’s services to the FCI Fund.

(iv)	Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which FCI will realize economies of scale as the FCI Fund grows larger. The Trustees determined that, in light of the size of the FCI Fund and FCI’s lack of profitability in managing the fund, it does not appear that FCI is currently realizing benefits from economies of scale in managing the FCI Fund to such an extent that the management fee for the FCI Fund should be reduced or that breakpoints in the advisory fee should be implemented at this time.

24

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Stephen A. Little

Daniel J. Condon

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and

    Chief Financial Officer

Lynn E. Wood, Chief Compliance

    Officer

Bo Howell, Secretary

INVESTMENT ADVISER

Financial Counselors, Inc.

5901 College Boulevard, Suite 110

Overland Park, Kansas 66211

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

25

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Spouting Rock/Convex

Global Dynamic Risk

Fund

(Formerly, Spouting Rock/Convex Dynamic Global Macro Fund)

Semi-Annual Report

March 31, 2017

Fund Adviser:

Spouting Rock Fund Management

925 W. Lancaster Avenue, Suite 250

Bryn Mawr, PA 19010

Toll Free: (844) 834-6478

Investment Results (Unaudited)

Total Returns(a) as of March 31, 2017

	Six Months	One Year	Since Inception (11/24/14)
Spouting Rock/Convex Global Dynamic Risk Fund
Institutional Class	4.42%	8.07%	2.46%
Advisor Class	4.46%	8.01%	2.25%
BofA Merrill Lynch 3-month U.S. Treasury Bill Index(b)	0.19%	0.36%	0.21%

	Expense Ratios(c)
	Institutional Class	Advisor Class
Gross	8.87%	9.27%
With Applicable Waivers	1.60%	2.00%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-844-834-6478.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b) The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.

(c) The expense ratios in the Fund’s prospectus dated January 28, 2017, as amended. Effective April 7, 2017, the Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through January 31, 2018 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; fees paid pursuant to the Advisor Class Administrative Services Plan or 12b-1 Plan, and extraordinary litigation expenses) do not exceed 1.35% of the Fund’s average daily net assets. Prior to April 7, 2017, the expense cap was 1.70%. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three years following the date in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of March 31, 2017 can be found on the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling 1-844-834-6478.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

1

Fund Holdings (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Fund is positive absolute returns.

Portfolio composition is subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Spouting Rock/Convex Global Dynamic Risk Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 95.80%
Consumer Discretionary Select Sector SPDR Fund	558	$49,076
Consumer Staples Select Sector SPDR Fund	3,646	198,999
Financial Select Sector SPDR Fund	7,966	189,033
Health Care Select Sector SPDR Fund	1,069	79,491
Industrial Select Sector SPDR Fund	814	52,959
iShares 7-10 Year Treasury Bond ETF	1,138	120,161
iShares Global Healthcare ETF	951	97,753
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,685	316,588
iShares MSCI Japan ETF	2,022	104,133
iShares MSCI Netherlands Investable Market Index Fund	4,420	118,500
PowerShares QQQ Trust Series 1	1,785	236,298
Schwab US Small-Cap ETF	1,435	90,376
SPDR Bloomberg Barclays High Yield Bond ETF	8,278	305,707
SPDR S&P 500 ETF	1,492	351,724
Technology Select Sector SPDR Fund	2,308	123,040
Vanguard Mid-Cap ETF	858	119,468
Vanguard Mid-Cap Growth ETF	658	74,321
Vanguard Mid-Cap Value ETF	672	68,490
Vanguard REIT ETF	986	81,434
Vanguard Small-Cap Growth ETF	472	66,396
Vanguard Small-Cap Value ETF	522	64,133
Vanguard Value ETF	1,504	143,437
WisdomTree Japan Hedged Equity Fund	1,675	84,789

Total Exchange-Traded Funds (Cost $2,950,672)		3,136,306

Money Market Securities — 4.43%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.60% (a)	145,112	145,112

Total Money Market Securities (Cost $145,112)		145,112

Total Investments – 100.23% (Cost $3,095,784)		3,281,418

Liabilities in Excess of Other Assets – (0.23)%		(7,421)

NET ASSETS – 100.00%		$3,273,997

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.
ETF	– Exchange Traded Fund
REIT	– Real Estate Investment Trust
SPDR	– Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

3

Spouting Rock/Convex Global Dynamic Risk Fund

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets
Investments in securities at fair value (cost $3,095,784)	$3,281,418
Dividends receivable	2,520
Receivable from Adviser	16,519
Prepaid expenses	6,088
Total Assets	3,306,545
Liabilities
Payable to administrator, fund accountant, and transfer agent	15,572
Accrued 12b-1 fees – Advisor class	146
Accrued Administrative Services fees – Advisor class	31
Payable to trustees	2,620
Other accrued expenses	14,179
Total Liabilities	32,548
Net Assets	$3,273,997
Net Assets consist of:
Paid-in capital	$3,127,784
Accumulated undistributed net investment loss	(3,370)
Accumulated undistributed net realized loss from investment transactions	(36,051)
Net unrealized appreciation on investments	185,634
Net Assets	$3,273,997
Net Assets: Institutional Class	$3,034,610
Shares outstanding (unlimited number of shares authorized, no par value)	289,605
Net asset value (“NAV”), offering and redemption price per share	$10.48
Net Assets: Advisor Class	$239,387
Shares outstanding (unlimited number of shares authorized, no par value)	22,864
Net asset value (“NAV”), offering and redemption price per share	$10.47

See accompanying notes which are an integral part of these financial statements.

4

Spouting Rock/Convex Global Dynamic Risk Fund

Statement of Operations

For the six months ended March 31, 2017 (Unaudited)

Investment Income
Dividend income	$21,061
Total investment income	21,061
Expenses
Administration	26,839
Investment Adviser	19,237
Fund accounting	18,550
Transfer agent	15,905
Legal	12,935
Audit	8,658
Registration	7,154
Report printing	6,659
Trustee	5,777
CCO	4,462
Custodian	2,992
Insurance	1,236
Pricing	1,164
12b-1 – Advisor class	290
Administrative Services – Advisor class	174
Other	10,773
Total expenses	142,805
Fees contractually waived and expenses reimbursed by Adviser	(107,823)
Fees voluntarily waived by Adviser	(10,083)
Fees reduced by administrator	(7,222)
Net operating expenses	17,677
Net investment income	3,384
Net Realized and Unrealized Gain on Investments
Net realized gain on investment transactions	59,687
Net change in unrealized appreciation of investments	78,202
Net realized and unrealized gain on investments	137,889
Net increase in net assets resulting from operations	$141,273

See accompanying notes which are an integral part of these financial statements.

5

Spouting Rock/Convex Global Dynamic Risk Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2017 (Unaudited)	For the Year Ended September 30, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,384	$9,742
Long term capital gain dividends from investment companies	–	13,070
Net realized gain (loss) on investment transactions	59,687	(83,728)
Net change in unrealized appreciation of investments	78,202	290,601
Net increase in net assets resulting from operations	141,273	229,685
Distributions
From net investment income – Institutional Class	(6,891)	(6,619)
From net investment income – Advisor Class	(158)	(90)
From return of capital – Institutional Class	–	(7,754)
From return of capital – Advisor Class	–	(105)
Total distributions	(7,049)	(14,568)
Capital Transactions – Institutional Class
Proceeds from shares sold	19,898	25,506
Reinvestment of distributions	6,514	13,741
Amount paid for shares redeemed	(116,474)	(869,485)
Total Institutional Class	(90,062)	(830,238)
Capital Transactions – Advisor Class
Proceeds from shares sold	100	125,000
Reinvestment of distributions	159	195
Amount paid for shares redeemed	(70)	–
Total Retail Class	189	125,195
Net decrease in net assets resulting from capital transactions	(89,873)	(705,043)
Total Increase (Decrease) in Net Assets	44,351	(489,926)
Net Assets
Beginning of period	3,229,647	3,719,572
End of period	$3,273,998	$3,229,646
Accumulated net investment income (loss) included in net assets at end of period	$(3,370)	$295
Share Transactions – Institutional Class
Shares sold	1,941	2,553
Shares issued in reinvestment of distributions	641	1,401
Shares redeemed	(11,385)	(89,215)
Total Institutional Class	(8,803)	(85,261)
Share Transactions – Advisor Class
Shares sold	10	12,616
Shares issued in reinvestment of distributions	16	20
Shares redeemed	(7)	–
Total Retail Class	19	12,636
Net decrease in shares outstanding	(8,784)	(72,625)

6

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund – Institutional Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.06		$9.44	$10.00

Investment operations:

Net investment income	0.01		0.03	0.03

Net realized and unrealized gain (loss) on investments	0.43		0.63	(0.55)

Total from investment operations	0.44		0.66	(0.52)

Less distributions to shareholders:

From net investment income	(0.02)		(0.02)	(0.04)

From return of capital	–		(0.02)	–

Total distributions	(0.02)		(0.04)	(0.04)

Net asset value, end of period	$10.48		$10.06	$9.44

Total Return(b)	4.42	%(c)	7.01%	(5.25	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$3,035		$3,001	$3,623

Ratio of expenses to average net assets	1.10	%(d)	1.40%	1.70	%(d)

Ratio of expenses to average net assets before waiver and reimbursement	8.86	%(d)	8.62%	11.81	%(d)

Ratio of net investment income to average net assets	0.21	%(d)	0.29%	0.15	%(d)

Portfolio turnover rate	129	%(c)	192%	166	%(c)

(a)	For the period November 24, 2014 (commencement of operations) to March 31, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

7

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund – Advisor Class Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2017 (Unaudited)		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.03		$9.42	$10.00

Investment operations:

Net investment income	0.01		0.02	0.03

Net realized and unrealized gain (loss) on investments	0.44		0.61	(0.57)

Total from investment operations	0.45		0.63	(0.54)

Less distributions to shareholders:

From net investment income	(0.01)		–	(0.04)

From return of capital	–		(0.02)	–

Total distributions	(0.01)		(0.02)	(0.04)

Net asset value, end of period	$10.47		$10.03	$9.42

Total Return(b)	4.46	%(c)	6.68%	(5.46	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$239		$229	$96

Ratio of expenses to average net assets	1.10	%(d)	1.47%	2.10	%(d)

Ratio of expenses to average net assets before waiver and reimbursement	9.26	%(d)	9.02%	11.16	%(d)

Ratio of net investment income to average net assets	0.23	%(d)	0.17%	(0.32	)%(d)

Portfolio turnover rate	129	%(c)	192%	166	%(c)

(a)	For the period November 24, 2014 (commencement of operations) to March 31, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

8

See accompanying notes which are an integral part of these financial statements.

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited)

March 31, 2017

NOTE 1 – ORGANIZATION

Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”), formerly Spouting Rock/Convex Dynamic Global Macro Fund, was organized as a diversified series of Unified Series Trust (the “Trust”) on August 11, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on November 24, 2014. Spouting Rock Fund Management (the “Adviser”) serves as investment adviser to the Fund. The Adviser has retained Convex Capital Management, LLC (“Convex” or the “Sub-Adviser”) to serve as sub-adviser to the Fund. The objective of the Fund is to seek positive absolute returns.

The Fund currently offers two classes of shares, Institutional Class and Advisor Class. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund with each other share of that class and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to

9

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The financial reporting treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on

10

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a

11

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,136,306	$–	$–	$3,136,306
Money Market Securities	145,112	–	–	145,112
Total	$3,281,418	$–	$–	$3,281,418

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of March 31, 2017 based on input levels assigned at September 30, 2016.

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust on behalf of the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the Fund’s average net assets. For the six months ended March 31, 2017, the Adviser earned a fee of $19,237 from the Fund before the reimbursement described below.

Effective April 7, 2017, the Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses through January 31, 2018, so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; fees paid pursuant to the Advisor Class Administrative Services Plan or 12b-1 Plan, and extraordinary litigation expenses) do not exceed 1.35% of the Fund’s average daily net assets. Prior to April 7, 2017, the expense cap was 1.70%. Each waiver or reimbursement prior to April 7, 2017 is subject to repayment by the Fund within three fiscal years following the year in which the particular expense or reimbursement occurred, provided that the Fund is able to make the repayment with exceeding the 1.70% expense cap. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Amount	Subject to Repayment Until September 30,
$185,982	2018
$187,908	2019
$107,823	2020

12

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

In addition, the Adviser voluntarily agreed to waive its fees and/or reimburse certain operating expenses of the Fund so that total annual operating expenses do not exceed 1.10% of the Fund’s average daily net assets. The voluntary waiver or reimbursement may be terminated at any time at the option of the Adviser and is not subject to recoupment. Effective April 7, 2017, the voluntary waiver was terminated.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser, pursuant to which the Sub-Adviser manages the Fund’s portfolio and makes investment decisions. The Adviser oversees the Sub-Adviser’s compliance with the Fund’s investment objective, policies, strategies and restrictions, and monitors the Sub-Adviser’s adherence to its investment style. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Trust retains Ultimus Asset Services, LLC (“Ultimus”) to provide the Fund with administration and compliance, fund accounting, and transfer agent services, including all regulatory reporting. For the six months ended March 31, 2017, Ultimus earned fees of $26,839 for administration services, $18,550 for fund accounting services and $15,905 for transfer agent services. At March 31, 2017, the Fund owed Ultimus $15,572 for such services.

During the six months ended March 31, 2017, Ultimus agreed to waive fees in the amount of $7,222.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Unified Financial Securities, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. Both Ultimus and the Distributor operate as wholly owned subsidiaries of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

Huntington National Bank is the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

There were no payments made by the Fund to the Distributor for serving as principal underwriter during the period ended March 31, 2017.

The Trust, with respect to the Fund, has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”). Under the Plan, the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Advisor Class shares in connection with the promotion and distribution of the Advisor Class shares or the provision of personal services to the Advisor Class shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided to the Recipient regardless of 12b-1 Expenses actually incurred. For the six months ended March 31, 2017, the Fund accrued 12b-1 fees for the Advisor Class of $290 of which $146 was unpaid at March 31, 2017.

13

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

The Trust, with respect to the Fund, has adopted an Administrative Services Plan with respect to Advisor Class shares, pursuant to which the Fund pays an annual fee equal to 0.15% of the average daily net assets of Advisor shares to the Adviser to compensate financial intermediaries that provide administrative services to the Advisor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund of the Fund’s distributor to sell the Fund’s Advisor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Advisor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Advisor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Advisor Class shares because these fees are paid out of the Advisor Class’ assets on an on-going basis. For the six months ended March 31, 2017, the Fund accrued Administrative Services fees for the Advisor Class of $174, of which $31 was unpaid at March 31, 2017.

NOTE 5 – INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, purchases and sales of investment securities, other than short-term investments were as follows:

Purchases	$3,465,353
Sales	$3,581,874

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2017.

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2017, Charles Schwab & Co., Inc. owned, as record shareholder, 91.54% of the outstanding shares of the Fund. As a result Charles Schwab & Co., Inc. may be deemed to control the Fund.

NOTE 7 – FEDERAL TAX INFORMATION

At March 31, 2017, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$185,090
Gross depreciation	(696)
Net appreciation on investments	$184,394

14

Spouting Rock/Convex Global Dynamic Risk Fund

Notes to Financial Statements (Unaudited) (continued)

March 31, 2017

At March 31, 2017, the aggregate cost of securities for federal income tax purposes was $3,097,024.

The tax characterization of distributions paid for the year ended September 30, 2016 was as follows:

Distributions paid from:
Ordinary income*	$6,709
Return of capital	7,859
Total distributions	$14,568

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(94,203)
Net unrealized appreciation	106,192
$11,989

As of September 30, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

As of September 30, 2016, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $24,229.

Certain capital losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended September 30, 2016, the Fund deferred post October capital losses in the amount of $69,974.

NOTE 8 – SUBSEQUENT EVENTS

As reported in a supplement filed March 24, 2017, the Fund determined to change its name to more closely reflect its principal investment strategy. In addition, the Adviser has contractually agreed to reduce the expense cap for the Fund so that total operating expenses (excluding certain expenses described in Footnote 4) do not exceed 1.35% of the Fund’s average daily net assets. These changes became effective on April 7, 2017. The name “Spouting Rock/Convex Dynamic Global Macro Fund” is replaced with “Spouting Rock/Convex Global Dynamic Risk Fund.” Management has evaluated events or transactions that may have occurred since March 31, 2017, that would merit recognition or disclosure in the financial statements. There were no other items requiring adjustment of the financial statements or additional disclosure.

15

Management Agreement Renewal (Unaudited)

The Spouting Rock/Convex Global Dynamic Risk Fund, formerly the Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, determines annually whether to approve the continuance of the Fund’s management agreement with its investment adviser, Spouting Rock Fund Management (“Spouting Rock”) and the sub-advisory agreement between Spouting Rock and Convex Capital Management LLC (“Convex”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requests and evaluates all information that the Trustees deem reasonably necessary under the circumstances in connection with this annual contract review.

The Committee convened on January 31, 2017 via teleconference to consider the renewal of the management agreement between the Trust and Spouting Rock and the sub-advisory agreement between Spouting Rock and Convex. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Asset Services, LLC, the Trust’s administrator (“UAS”). In addition, the Committee and the Board interviewed certain executives of Spouting Rock and Convex, including Spouting Rock’s Principal and Chief Compliance Officer and Convex’s Managing Member, Chief Investment Officer and Chief Compliance Officer at the February 2017 Board meeting.

At the Trustees’ February 2017 meeting, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, Spouting Rock or Convex, approved the continuation of the management agreement between the Trust and Spouting Rock, and the sub-advisory agreement between Spouting Rock and Convex, each for an additional year. The Trustees’ approval of the Fund’s management agreement and sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Spouting Rock and Convex provide to the Fund. The Trustees considered that these services include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and

16

Management Agreement Renewal (Unaudited) (continued)

experience of Convex’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio, the qualifications of the individuals at Spouting Rock who are responsible for overseeing Convex’s services to the Fund, as well as the qualifications and experience of the other individuals at Spouting Rock and Convex who provide services to the Fund. The Trustees considered the allocation of services between Spouting Rock and Convex. In considering the adequacy of the resources provided to the Fund, the Trustees determined that Spouting Rock’s and Convex’s resources appear adequate. The Trustees concluded that they were satisfied with the nature, extent, and quality of investment management services provided by Spouting Rock and Convex to the Fund.

(ii)    Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended December 31, 2016. The Trustees observed that the Fund’s Institutional Class shares had outperformed the Fund’s benchmark, the BofA ML 3-Month U.S. Treasury Bill Index, for the one-year period. The Trustees also noted that the Fund’s Institutional Class shares had outperformed the average return of its Morningstar Multialternative Category over the one-year period.

The Trustees also considered information about the Fund’s performance against a composite of other accounts managed by Convex using a substantially similar strategy . For the one-year and since inception periods ending December 31, 2016, the Trustees noted that the Fund and the composite had similar performance over the one-year period and that the Fund had outperformed the composite’s performance since the Fund’s inception.

(iii)    Fee Rate and Profitability. The Trustees observed that the Fund’s gross management fee for Institutional Class shares was higher than the median and average for funds of comparable size in the Morningstar Multialternative Category, but that the Fund’s net expenses were lower than the average and median for funds of comparable size in the Morningstar Multialternative Category. The Trustees also considered the profitability analyses prepared by Spouting Rock and Convex for their respective management of the Fund, which showed that neither Spouting Rock nor Convex earned a profit from managing the Fund during the relevant period. The Trustees also considered that, effective through January 31, 2018, Spouting Rock has contractually agreed to waive its management fee and/or reimburse expenses of the Fund to the extent that its total annual operating expenses (excluding certain expenses) exceed 1.70%, and has voluntarily agreed to waive its management fee and/or reimburse expenses to the extent that its total annual operating expenses (excluding certain expenses) exceed 1.10%.

17

Management Agreement Renewal (Unaudited) (continued)

The Trustees also considered the allocation of the management fee between Spouting Rock and Convex. The Trustees further considered the management fees charged by Convex to accounts with a substantially similar strategy to the Fund. The Trustees observed that the portion of the management fee paid to Convex was lower than each breakpoint in the composite fee schedule.

The Trustees also recalled their review of the Fund’s 12b-1 plan for the Advisor Class shares. Additionally, the Trustees considered potential benefits that Spouting Rock and Convex may receive in connection with their management of the Fund. The Trustees noted Spouting Rock’s representation that the Fund does not enter into soft dollar arrangements with brokers. The Trustees considered Spouting Rock’s representation that it does not manage any accounts other than the Fund. The Trustees concluded that the current management fee for the Fund and the sub-advisory fee charged to Spouting Rock by Convex each represents reasonable compensation in light of the nature and quality of Spouting Rock’s and Convex’s respective services to the Fund, the fees paid by competitive mutual funds and other accounts managed by Convex, and Spouting Rock’s and Convex’s profitability in providing services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Spouting Rock and Convex will realize economies of scale as the Fund grows larger. The Trustees determined that it does not appear that Spouting Rock or Convex are realizing benefits from economies of scale in managing the Fund’s assets to such an extent that the management fee for the Fund should be reduced or that breakpoints in the management fee should be implemented at this time.

18

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value October 1, 2016	Ending Account Value, March 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio
Institutional Class	Actual	$1,000.00	$1,044.20	$5.61	1.10%
	Hypothetical **	$1,000.00	$1,019.44	$5.54	1.10%

Advisor Class	Actual	$1,000.00	$1,044.60	$5.62	1.10%
	Hypothetical **	$1,000.00	$1,019.44	$5.55	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

19

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (844) 834-6478 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

Daniel J. Condon

Stephen A. Little

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Bo Howell, Secretary

INVESTMENT ADVISER

Spouting Rock Fund Management

925 W. Lancaster Avenue, Suite 250

Bryn Mawr, PA 19010

SUB-ADVISER

Convex Capital Management LLC

4200 Cantera Drive, Unit 203

Warrenville, IL 60555

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

20

Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date     5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date    5/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date     5/24/2017